================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             Harborside 5, 185 Hudson Street, Jersey City, NJ 07311
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management, LLC
                         Harborside 5, 185 Hudson Street
                              Jersey City, NJ 07311
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

================================================================================

Item 1. Reports to Stockholders

                                                             ANNUAL REPORT 2019

AIG
Senior Floating
Rate Fund

                                    [GRAPHIC]






Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

[LOGO]

                                 aig.com/funds

                        Table of Contents


          SHAREHOLDERS' LETTER....................................   2
          EXPENSE EXAMPLE.........................................   4
          STATEMENT OF ASSETS AND LIABILITIES.....................   6
          STATEMENT OF OPERATIONS.................................   7
          STATEMENT OF CHANGES IN NET ASSETS......................   8
          FINANCIAL HIGHLIGHTS....................................   9
          PORTFOLIO OF INVESTMENTS................................  10
          NOTES TO FINANCIAL STATEMENTS...........................  23
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  36
          DIRECTORS AND OFFICERS INFORMATION......................  37
          SHAREHOLDER TAX INFORMATION.............................  40
          COMPARISON: FUND vs. INDEX..............................  41

        December 31, 2019                                          ANNUAL REPORT

        Shareholders' Letter

Dear Shareholders:

We are pleased to present this annual report for the AIG Senior Floating Rate Fund (the "Fund") for the 12 months ended December 31, 2019.

Overall, fixed income markets generated solid positive returns during the annual period, with the broad U.S. investment grade fixed income market posting its strongest return since 2002. In most markets, sovereign yields declined during the first three quarters of 2019 amid concerns about deteriorating global economic growth and more dovish+ central bank policy pivots by both the U.S. Federal Reserve (the "Fed") and the European Central Bank (ECB). The Fed left interest rates unchanged during the first half of 2019 but then reduced short-term interest rates three times during the second half of the calendar year - by a total of 75 basis points. (A basis point is 1/100/th/ of a percentage point.) The ECB delivered a sweeping package that included a rate cut, resumption of asset purchases and more favorable bank lending conditions. At its December 2019 meeting, citing the resiliency of the economy, the Fed left the target range for its federal funds rate unchanged and signaled interest rates were likely to stay on hold for "a time" as long as the economy stays on track. Similarly, new ECB President Christine Lagarde indicated monetary policy would remain unchanged for the foreseeable future. Several other central banks in developed and emerging market countries around the world likewise followed accommodative monetary policy paths. Despite accommodative central bank policies, sovereign yields increased across most markets during the fourth quarter of 2019, as global activity indicators stabilized and trade negotiations between the U.S. and China progressed. Political and social tensions remained elevated amid escalating protests in Hong Kong and Latin America, political uncertainty in the U.K. and Spain, and the U.S. President's impeachment proceedings. But the U.K. and the European Union finally reached a Brexit agreement and the U.S. and China agreed in principle to a "Phase One" trade deal, bringing relief to the markets.

Corporate bonds performed especially strongly through much of the year. At first, corporate bonds benefited from falling government bond yields and as investors grew more optimistic that trade disputes would ease. Later in the year, corporate bonds performed well in response to the "Phase One" trade deal between the U.S. and China, which many hoped would help ease global economic growth concerns. After mixed performance during the year, the U.S. dollar ended the annual period overall modestly strengthened versus most major currencies, as dovish monetary policy developments balanced concerns of a global economic growth slowdown.

Amid this backdrop, floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index (the "LLI"),/*/ returned 8.64% during the annual period ended December 31, 2019, virtually matching the performance of the broad U.S. fixed income market as represented by the Bloomberg Barclays U.S. Aggregate Bond Index,/*/ which returned 8.72% for the same time period.

Although bank loan deal quality was weak, the sector's overall credit fundamentals remained stable -- including elevated interest coverage and stable leverage -- and bank loan valuations appeared attractive, in our view. Technicals, or supply/demand factors, were rather balanced. Bank loan mutual funds experienced outflows of $42.7 billion during 2019.++ However, offsetting these outflows was gross U.S. collateralized loan obligation (CLO) volume, one of the main sources of demand for bank loans, which totaled $118.3 billion for the 12-month period,/**/ trailing last year's pace of $128.9 billion but still strong. The trailing 12-month loan default rate, examined by principal amount, was 3.5% at the end of the annual period, as compared to 1.6% at the end of 2018 and 1.8% at the end of 2017, but still historically benign.+++

        December 31, 2019                                          ANNUAL REPORT

On the following pages, you will find a brief discussion regarding the Fund's annual results. You will also find financial statements and portfolio information for the Fund for the annual period ended December 31, 2019.

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE AIG SENIOR FLOATING RATE FUND PORTFOLIO MANAGER
Jeffrey W. Heuer
Wellington Management Company LLP

--------
Past performance is no guarantee of future results.

+  Dovish tends to suggest lower interest rates; opposite of hawkish.

* The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

++ Source: Lipper, Inc.

** Source: S&P Leveraged Commentary & Data.

+++Source: Moody's.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- December 31, 2019 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the AIG Senior Floating Rate Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2019 and held until December 31, 2019.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2019" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended December 31, 2019" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2019" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended December 31, 2019" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2019" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- December 31, 2019 -- (unaudited) (continued)


                                      Actual                                             Hypothetical
               ----------------------------------------------------- -----------------------------------------------------
                                     Ending                                            Ending Account
                                  Account Value     Expenses Paid                       Value Using       Expenses Paid
                  Beginning       Using Actual        During the        Beginning    a Hypothetical 5%      During the
                Account Value       Return at      Six Months Ended   Account Value   Annual Return at   Six Months Ended
               at July 1, 2019  December 31, 2019 December 31, 2019* at July 1, 2019 December 31, 2019* December 31, 2019*
               ---------------  ----------------- ------------------ --------------- ------------------ ------------------
AIG Senior Floating Rate Fund#
   Class A....    $1,000.00         $1,022.15           $5.20           $1,000.00        $1,020.06            $5.19
   Class C....    $1,000.00         $1,018.88           $7.23           $1,000.00        $1,018.05            $7.22
   Class W....    $1,000.00         $1,022.19           $4.18           $1,000.00        $1,021.07            $4.18




               Annualized
                Expense
                 Ratio*
               ----------
AIG Senior Floating Rate Fund#
   Class A....    1.02%
   Class C....    1.42%
   Class W....    0.82%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2019" and the "Annualized Expense Ratio" would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2019

                                                                         AIG
                                                                       Senior
                                                                    Floating Rate
                                                                        Fund
                                                                    -------------
ASSETS:
Investments at value (unaffiliated)*............................... $203,386,672
Repurchase agreements (cost approximates value)....................    5,300,000
Cash...............................................................      358,381
Due from broker....................................................          860
Receivable for:
  Fund shares sold.................................................       90,605
  Dividends and interest...........................................    1,153,837
  Investments sold.................................................    1,075,802
  Investments sold on an extended settlement basis.................    4,599,876
Prepaid expenses and other assets..................................        9,293
Due from investment adviser for expense reimbursements/fee waivers.      290,358
Unrealized appreciation on forward foreign currency contracts......       18,460
                                                                    ------------
  Total assets.....................................................  216,284,144
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      933,956
  Investments purchased on an extended settlement basis............    8,777,679
  Investment advisory and management fees..........................      149,934
  Distribution and service maintenance fees........................       80,441
  Administration fees..............................................       35,278
  Transfer agent fees and expenses.................................       45,615
  Directors' fees and expenses.....................................        1,112
  Other accrued expenses...........................................      290,950
Distributions payable..............................................      119,273
Commitments (Note 10)..............................................      128,341
Due to custodian for foreign cash*.................................          660
Unrealized depreciation on forward foreign currency contracts......       98,044
                                                                    ------------
  Total liabilities................................................   10,661,283
                                                                    ------------
   Net Assets...................................................... $205,622,861
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $0.01 par value...................................... $    260,223
Additional paid-in capital.........................................  239,486,159
                                                                    ------------
                                                                     239,746,382
Total accumulated earnings (loss)..................................  (34,123,521)
                                                                    ------------
   Net Assets...................................................... $205,622,861
                                                                    ============
Class A:
Net assets......................................................... $ 95,401,711
Shares outstanding.................................................   12,076,840
Net asset value and redemption price per share..................... $       7.90
Maximum sales charge (3.75% of offering price).....................         0.31
                                                                    ------------
Maximum offering price to public................................... $       8.21
                                                                    ============
Class C:
Net assets......................................................... $ 73,506,473
Shares outstanding.................................................    9,312,519
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charges)...... $       7.89
                                                                    ============
Class W:
Net assets......................................................... $ 36,714,677
Shares outstanding.................................................    4,632,941
Net asset value, offering and redemption price per share........... $       7.92
                                                                    ============
*Cost
  Investments securities (unaffiliated)............................ $209,964,988
                                                                    ============
  Foreign cash..................................................... $       (661)
                                                                    ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2019

                                                                                        AIG
                                                                                      Senior
                                                                                   Floating Rate
                                                                                       Fund
                                                                                   -------------
INVESTMENT INCOME:
Interest (unaffiliated)...........................................................  $12,698,252
Dividends (unaffiliated)..........................................................      107,459
Facility and other fee income (Note 2)............................................      258,322
                                                                                    -----------
   Total investment income........................................................   13,064,033
                                                                                    -----------
EXPENSES:
Investment advisory and management fees...........................................    1,979,206
Administrative fees...............................................................      465,696
Distribution and account maintenance fees:
  Class A.........................................................................      374,792
  Class C.........................................................................      650,174
Service fees:
  Class W.........................................................................       57,357
Transfer agent fees and expenses:
  Class A.........................................................................      252,309
  Class C.........................................................................      199,868
  Class W.........................................................................       85,402
Registration fees:
  Class A.........................................................................       23,077
  Class C.........................................................................       21,139
  Class W.........................................................................       23,209
Accounting service fees...........................................................       15,369
Custodian and accounting fees.....................................................       74,255
Reports to shareholders...........................................................       58,320
Audit and tax fees................................................................      131,762
Legal fees........................................................................       49,072
Directors' fees and expenses......................................................       72,418
Other expenses....................................................................       27,776
                                                                                    -----------
   Total expenses before fee waivers and expense reimbursements...................    4,561,201
   Fees waived and expenses reimbursed by investment adviser (Note 5).............   (1,907,084)
                                                                                    -----------
   Net expenses...................................................................    2,654,117
                                                                                    -----------
Net investment income (loss)......................................................   10,409,916
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)......................................................   (2,724,086)
  Forward contracts...............................................................      701,059
Net realized foreign exchange gain (loss) on other assets and liabilities.........      (13,287)
                                                                                    -----------
Net realized gain (loss) on investments and foreign currencies....................   (2,036,314)
                                                                                    -----------
Change in unrealized appreciation (depreciation) on:
  Investments (unaffiliated)......................................................    8,537,928
  Forward contracts...............................................................     (114,062)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.        9,801
                                                                                    -----------
Net unrealized gain (loss) on investments and foreign currencies..................    8,433,667
                                                                                    -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.....    6,397,353
                                                                                    -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................  $16,807,269
                                                                                    ===========

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      AIG
                                                                                                Senior Floating
                                                                                                   Rate Fund
                                                                                          --------------------------
                                                                                          For the year  For the year
                                                                                             ended         ended
                                                                                          December 31,  December 31,
                                                                                              2019          2018
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)........................................................... $ 10,409,916  $  9,627,494
  Net realized gain (loss) on investments and foreign currencies.........................   (2,036,314)   (1,228,237)
  Net unrealized gain (loss) on investments and foreign currencies.......................    8,433,667    (9,973,023)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................   16,807,269    (1,573,766)
                                                                                          ------------  ------------

Distributions to shareholders from:
  Distributable earnings (Class A).......................................................   (5,151,087)   (4,860,861)
  Distributable earnings (Class C).......................................................   (3,796,099)   (4,268,732)
  Distributable earnings (Class W).......................................................   (1,877,654)   (1,010,466)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................  (10,824,840)  (10,140,059)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3).  (37,881,251)       197,672
                                                                                          ------------  ------------
Total increase (decrease) in net assets..................................................  (31,898,822)  (11,516,153)
NET ASSETS:
Beginning of period......................................................................  237,521,683   249,037,836
                                                                                          ------------  ------------
End of period............................................................................ $205,622,861  $237,521,683
                                                                                          ============  ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS

                                                           AIG Senior Floating Rate Fund
                                                           -----------------------------
                                 Net gain
                                 (loss) on
              Net               investments                        Dividends           Net               Net     Ratio of
             Asset                 (both               Dividends   from net           Asset            Assets,   expenses
            Value,      Net      realized   Total from  from net   realized    Total  Value,           end of   to average
  Period   beginning investment     and     investment investment  gains on   Distri- end of   Total   period      net
  Ended    of period income(1)  unrealized) operations   income   investments butions period Return(2) (000's)  assets(3)
---------- --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                      Class A
-
12/31/15     $8.05     $0.33      $(0.44)     $(0.11)    $(0.33)      $--     $(0.33) $7.61    (1.42)% $114,375    1.45%
12/31/16      7.61      0.31        0.44        0.75      (0.30)       --      (0.30)  8.06    10.08    131,640    1.45
12/31/17      8.06      0.30        0.03        0.33      (0.30)       --      (0.30)  8.09     4.14     93,346    1.45
12/31/18      8.09      0.33       (0.36)      (0.03)     (0.35)       --      (0.35)  7.71    (0.41)   113,869    1.22
12/31/19      7.71      0.36        0.21        0.57      (0.38)       --      (0.38)  7.90     7.49     95,402    1.02
                                                                      Class C
-
12/31/15     $8.05     $0.31      $(0.45)     $(0.14)    $(0.31)      $--     $(0.31) $7.60    (1.85)% $172,236    1.75%
12/31/16      7.60      0.29        0.44        0.73      (0.28)       --      (0.28)  8.05     9.76    155,688    1.75
12/31/17      8.05      0.28        0.03        0.31      (0.27)       --      (0.27)  8.09     3.96    135,902    1.75
12/31/18      8.09      0.31       (0.38)      (0.07)     (0.32)       --      (0.32)  7.70    (0.90)    95,038    1.61
12/31/19      7.70      0.34        0.20        0.54      (0.35)       --      (0.35)  7.89     7.08     73,506    1.42
                                                                      Class W
-
04/20/17@-
12/31/17     $8.11     $0.25      $(0.03)     $ 0.22     $(0.22)      $--     $(0.22) $8.11     2.69%  $ 19,790    1.25%(4)
12/31/18      8.11      0.35       (0.37)      (0.02)     (0.37)       --      (0.37)  7.72    (0.34)    28,615    1.02
12/31/19      7.72      0.37        0.22        0.59      (0.39)       --      (0.39)  7.92     7.70     36,715    0.82



  Ratio of
     net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    4.14%        48%
    3.95         60
    3.69         68
    4.21         44
    4.59         34


    3.84%        48%
    3.68         60
    3.38         68
    3.77         44
    4.19         34



    3.72%(4)     68%
    4.43         44
    4.78         34

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (see Note 5):

                            12/31/15 12/31/16 12/31/17  12/31/18 12/31/19
                            -------- -------- --------  -------- --------
       Class A.............   0.34%    0.33%    0.38%     0.64%    0.81%
       Class C.............   0.44     0.42     0.48      0.65     0.81
       Class W.............     --       --     0.50(4)   0.69     0.85

(4)Annualized
@  Inception date of class.

See Notes to Financial Statements

        AIG Senior Floating Rate Fund
        PORTFOLIO PROFILE -- December, 31, 2019 -- (unaudited)

Industry Allocation*
Hotels, Restaurants & Leisure........................................................   8.2%
Software.............................................................................   7.3
Media................................................................................   6.7
Commercial Services & Supplies.......................................................   5.4
Containers & Packaging...............................................................   5.1
Health Care Providers & Services.....................................................   5.0
Insurance............................................................................   3.9
IT Services..........................................................................   3.5
Machinery............................................................................   3.3
Chemicals............................................................................   3.1
Diversified Financial Services.......................................................   2.9
Diversified Telecommunication Services...............................................   2.7
Oil, Gas & Consumable Fuels..........................................................   2.7
Specialty Retail.....................................................................   2.6
Repurchase Agreements................................................................   2.6
Trading Companies & Distributors.....................................................   2.5
Registered Investment Companies......................................................   2.5
Pharmaceuticals......................................................................   2.3
Entertainment........................................................................   2.1
Professional Services................................................................   1.7
Food Products........................................................................   1.7
Personal Products....................................................................   1.6
Wireless Telecommunication Services..................................................   1.4
Auto Components......................................................................   1.3
Road & Rail..........................................................................   1.2
Electronic Equipment, Instruments & Components.......................................   1.2
Aerospace & Defense..................................................................   1.2
Building Products....................................................................   1.1
Construction & Engineering...........................................................   1.1
Capital Markets......................................................................   1.1
Consumer Finance.....................................................................   1.0
Construction Materials...............................................................   1.0
Semiconductors & Semiconductor Equipment.............................................   1.0
Real Estate Investment Trusts........................................................   0.9
Internet & Direct Marketing Retail...................................................   0.8
Household Products...................................................................   0.8
Food & Staples Retailing.............................................................   0.7
Metals & Mining......................................................................   0.7
Industrial Conglomerates.............................................................   0.7
Textiles, Apparel & Luxury Goods.....................................................   0.6
Diversified Consumer Services........................................................   0.6
Gas Utilities........................................................................   0.5
Life Sciences Tools & Services.......................................................   0.5
Leisure Products.....................................................................   0.5
Transportation Infrastructure........................................................   0.4
Energy Equipment & Services..........................................................   0.4
Health Care Equipment & Supplies.....................................................   0.3
Airlines.............................................................................   0.2
Paper & Forest Products..............................................................   0.2
Interactive Media & Services.........................................................   0.2
Household Durables...................................................................   0.2
Electric Utilities...................................................................   0.2
Multiline Retail.....................................................................   0.1
                                                                                      -----
                                                                                      101.5%
                                                                                      =====

                            Credit Quality+#
                            Baa3.............   1.5%
                            Ba3..............  16.2
                            Ba2..............  15.0
                            Ba1..............   4.9
                            B3...............   6.1
                            B2...............  25.9
                            B1...............  22.2
                            Caa3.............   0.5
                            Caa2.............   4.6
                            Caa1.............   1.7
                            Not Rated@.......   1.4
                                              -----
                                              100.0%
                                              =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019

                                                    Ratings/(1)/
                                                    ------------
                                                                                                  Principal
                                                                 Interest  Reference   Maturity   Amount**/     Value
          Industry Description               Type   Moody's S&P    Rate      Rate     Date/(2)/    Shares      (Note 2)
------------------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 88.3%
Aerospace & Defense -- 1.0%
  Maxar Technologies, Ltd................. BTL-B      B2     B     4.85%   3 ML+2.75% 10/04/2024      497,462 $  475,076
  TransDigm Group, Inc.................... BTL-F      Ba3    B+    4.30    1 ML+2.50% 06/09/2023    1,118,286  1,120,382
  TransDigm Group, Inc.................... BTL-E      Ba3    B+    4.30    1 ML+2.50% 05/30/2025      447,037    447,596
                                                                                                              ----------
                                                                                                               2,043,054
                                                                                                              ----------
Airlines -- 0.2%
  WestJet Airlines, Ltd................... BTL-B      Ba2   BB-     TBD               12/11/2026      500,000    503,661
                                                                                                              ----------
Auto Components -- 1.0%
  Adient US LLC........................... BTL-B      Ba2   BB-  6.14-6.19 3 ML+4.25% 05/06/2024      572,125    574,747
  Panther BF Aggregator 2 LP(11).......... BTL-B      Ba3    B+    3.75    1 ME+3.75% 04/30/2026 EUR  945,000  1,064,171
  Panther BF Aggregator 2 LP.............. BTL-B      Ba3    B+    5.30    1 ML+3.50% 04/30/2026      498,750    499,997
                                                                                                              ----------
                                                                                                               2,138,915
                                                                                                              ----------
Building Products -- 1.0%
  Advanced Drainage Systems, Inc.......... BTL-B      Ba1    BB    4.00    3 ML+2.25% 07/31/2026      185,714    187,107
  NCI Building Systems, Inc............... BTL-B      B2     B+    5.49    1 ML+3.75% 04/12/2025      504,552    502,240
  TAMKO Building Products, Inc............ BTL-B      B2    BB-    4.95    1 ML+3.25% 06/01/2026       63,204     63,599
  TAMKO Building Products, Inc............ BTL-B      B2    BB-    5.16    3 ML+3.25% 06/01/2026      320,834    322,839
  Wilsonart LLC........................... BTL-D      B2     B+    5.20    3 ML+3.25% 12/19/2023      997,053    998,715
                                                                                                              ----------
                                                                                                               2,074,500
                                                                                                              ----------
Capital Markets -- 1.1%
  Aretec Group, Inc....................... 1st Lien   B2     B     6.05    1 ML+4.25% 10/01/2025      613,053    604,368
  NFP Corp................................ BTL-B      B2     B     4.80    1 ML+3.00% 01/08/2024      673,359    669,992
  Russell Investments U.S. Institutional
   Holdco, Inc............................ BTL-B      Ba2   BB-    5.05    1 ML+3.25% 06/01/2023      402,634    402,332
  Victory Capital Holdings, Inc........... BTL-B      Ba3   BB-    5.35    3 ML+3.25% 07/01/2026      509,737    512,923
                                                                                                              ----------
                                                                                                               2,189,615
                                                                                                              ----------
Chemicals -- 3.1%
  Allnex (Lux) & Cy SCA................... BTL-B2     B2     B     5.16    3 ML+3.25% 09/13/2023      257,552    255,406
  Allnex USA, Inc......................... BTL-B3     B2     B     5.16    3 ML+3.25% 09/13/2023      194,045    192,428
  CTC AcquiCo GmbH(11).................... BTL-B1     B2     B     2.50    3 ME+2.50% 03/07/2025 EUR  381,271    424,082
  H.B. Fuller Company..................... BTL-B      Ba2   BB+    3.76    1 ML+2.00% 10/20/2024      533,753    534,503
  Hexion, Inc............................. BTL        Ba3   BB-    5.60    3 ML+3.50% 07/01/2026      392,651    394,123
  Messer Industries GmbH.................. BTL-B1     B1    BB-    4.44    3 ML+2.50% 03/01/2026      559,516    562,197
  Messer Industries GmbH(11).............. BTL-B2     B1    BB-    2.50    3 ME+2.50% 03/01/2026 EUR  220,000    247,946
  Minerals Technologies, Inc.............. BTL-B1     Ba2   BB+  3.95-4.05 1 ML+2.25% 02/14/2024      753,876    755,447
  Minerals Technologies, Inc.............. BTL-B1     Ba2   BB+    4.19    3 ML+2.25% 02/14/2024      112,912    113,147
  Momentive Performance Materials, Inc.... BTL-B      B1    BB-    5.05    1 ML+3.25% 05/15/2024      502,475    498,392
  Starfruit Finco BV(11).................. BTL-B      B1     B+    3.75    3 ME+3.75% 10/01/2025 EUR  165,000    186,507
  Starfruit Finco BV...................... BTL-B      B1     B+    4.96    1 ML+3.25% 10/01/2025      401,369    401,369
  Tronox Finance LLC...................... BTL-B      Ba3   BB-    4.55    1 ML+2.75% 09/23/2024      473,971    474,342
  Tronox Finance LLC...................... BTL-B      Ba3   BB-    4.69    3 ML+2.75% 09/23/2024      334,438    334,699
  U.S. Coating Acquisition, Inc........... BTL-B2     Ba1   BBB-   3.69    3 ML+1.75% 06/01/2024      451,950    452,571
  WR Grace & Co........................... BTL-B1     Ba1   BBB-   3.69    3 ML+1.75% 04/03/2025      183,727    184,416
  WR Grace & Co........................... BTL-B2     Ba1   BBB-   3.69    3 ML+1.75% 04/03/2025      314,960    316,142
                                                                                                              ----------
                                                                                                               6,327,717
                                                                                                              ----------
Commercial Services & Supplies -- 5.4%
  ADS Waste Holdings, Inc................. BTL-B3     Ba3   BB+    3.85    1 WL+2.25% 11/10/2023      968,444    971,774
  Allied Universal Holdco LLC............. BTL        B3     NR    6.05    1 ML+4.25% 07/10/2026       45,318     45,556
  Allied Universal Holdco LLC............. BTL-B      B3     NR    6.05    1 ML+4.25% 07/10/2026      457,712    460,115
  Brickman Group, Ltd..................... BTL-B      B1    BB-    4.25    3 ML+2.50% 08/15/2025      676,918    681,149
  Brickman Group, Ltd..................... BTL-B      B1    BB-    4.31    1 ML+2.50% 08/15/2025      557,787    561,273
  Clean Harbors, Inc...................... BTL-B      Ba1   BBB-   3.55    1 ML+1.75% 06/28/2024      539,155    541,851
  Garda World Security Corp............... BTL-B      B1     B     6.66    3 ML+4.75% 10/30/2026      410,000    411,879

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019 -- (continued)

                                                         Ratings/(1)/
                                                         ------------
                                                                                                        Principal
                                                                      Interest  Reference   Maturity    Amount**/     Value
             Industry Description                 Type   Moody's S&P    Rate      Rate     Date/(2)/     Shares      (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies (continued)
  Grizzly Acquisition, Inc..................... BTL-B     Ba3    BB+    5.35%   3 ML+3.25% 10/01/2025       723,319 $   722,802
  IAA Spinco, Inc.............................. BTL-B     Ba2     BB    4.06    1 ML+2.25% 06/28/2026       194,000     195,132
  KAR Auction Services, Inc.................... BTL-B6    Ba2    BB-    4.06    1 ML+2.25% 09/19/2026       498,750     502,075
  Pitney Bowes, Inc............................ BTL-B     Ba1    BBB-    TBD               12/05/2026       910,000     896,350
  PSAV Holdings LLC............................ 1st Lien   B2     B-    4.94    1 ML+3.25% 03/03/2025       484,044     482,833
  PSAV Holdings LLC............................ 1st Lien   B2     B-  5.21-5.23 3 ML+3.25% 03/03/2025       510,995     509,718
  PSAV Holdings LLC............................ 2nd Lien  Caa2   CCC    9.16    3 ML+7.25% 09/01/2025       870,000     817,800
  Techem Verwaltungsgesellschaft
   675 mbH(11)................................. BTL-B3     B1     B+    3.50    3 ME+3.50% 07/31/2025 EUR 1,335,776   1,506,581
  US Ecology, Inc.............................. BTL-B     Ba3    BB+    4.30    1 ML+2.50% 08/14/2026       325,000     327,234
  Verisure Holding AB(11)...................... BTL-B      B1     B     3.50    3 ME+3.50% 10/21/2022 EUR 1,290,000   1,454,487
                                                                                                                    -----------
                                                                                                                     11,088,609
                                                                                                                    -----------
Construction & Engineering -- 0.8%
  Brand Energy & Infrastructure Services, Inc.. 1st Lien   B3     B-  6.18-6.29 3 ML+4.25% 06/21/2024     1,003,401     999,459
  Hamilton Holdco, LLC......................... BTL-B     Ba1    BB+    3.95    3 ML+2.00% 01/02/2027       720,320     720,320
                                                                                                                    -----------
                                                                                                                      1,719,779
                                                                                                                    -----------
Construction Materials -- 1.0%
  Quikrete Holdings, Inc....................... 1st Lien   B1    BB-    4.55    1 ML+2.75% 11/15/2023     1,153,846   1,158,792
  Summit Materials LLC......................... BTL-B     Ba2    BBB-   3.80    1 ML+2.00% 11/21/2024       891,800     895,144
                                                                                                                    -----------
                                                                                                                      2,053,936
                                                                                                                    -----------
Consumer Finance -- 0.7%
  Capital Automotive LP........................ 2nd Lien   B3    CCC+   7.80    1 ML+6.00% 03/24/2025       343,741     344,386
  GreenSky Holdings, Inc....................... BTL-B      B1     B+    5.06    1 ML+3.25% 03/31/2025       996,846     996,846
                                                                                                                    -----------
                                                                                                                      1,341,232
                                                                                                                    -----------
Containers & Packaging -- 3.8%
  Berlin Packaging LLC......................... BTL-B      B3     B-    4.70    1 ML+3.00% 11/07/2025       431,984     428,127
  Berlin Packaging LLC......................... BTL-B      B3     B-  4.81-4.95 3 ML+3.00% 11/07/2025        89,498      88,699
  Berry Plastics Holding Corp.(11)............. BTL-V      NR    BBB-   2.50    1 ME+2.50% 07/01/2026 EUR   641,775     720,136
  Berry Plastics Holding Corp.................. BTL-W     Ba2    BBB-   3.72    1 ML+2.00% 10/01/2022     1,478,913   1,483,931
  Berry Plastics Holding Corp.................. BTL-U     Ba2    BBB-   4.22    3 ML+2.50% 07/01/2026     1,223,850   1,226,740
  Flex Acquisition Co., Inc.................... 1st Lien   B2     B     4.69    1 ML+3.00% 12/29/2023        11,451      11,339
  Flex Acquisition Co., Inc.................... 1st Lien   B2     B     5.10    3 ML+3.00% 12/29/2023       625,243     619,147
  Flex Acquisition Co., Inc.................... BTL        B2     B     5.35    3 ML+3.25% 06/29/2025       489,259     484,856
  Pregis TopCo Corporation..................... BTL        B2     B     5.80    1 ML+4.00% 07/31/2026       400,000     399,833
  ProAmpac PG Borrower LLC..................... 1st Lien   B3     B-    5.34    2 ML+3.50% 11/20/2023       146,796     144,472
  ProAmpac PG Borrower LLC..................... 1st Lien   B3     B-  5.40-5.44 3 ML+3.50% 11/20/2023       252,810     248,807
  ProAmpac PG Borrower LLC..................... 2nd Lien  Caa2   CCC    10.40   3 ML+8.50% 11/18/2024       385,000     359,975
  Reynolds Group Holdings, Inc................. BTL        B1     B+    4.55    1 ML+2.75% 02/05/2023     1,659,226   1,663,374
                                                                                                                    -----------
                                                                                                                      7,879,436
                                                                                                                    -----------
Diversified Consumer Services -- 0.6%
  Belron Finance US LLC........................ BTL-B     Ba3     BB    4.15    3 ML+2.25% 11/13/2025       594,000     596,970
  Belron Finance US LLC........................ BTL-B     Ba3     BB    4.44    3 ML+2.50% 11/07/2026       150,000     150,375
  Weight Watchers International, Inc........... BTL-B     Ba2    BB-    6.72    3 ML+4.75% 11/29/2024       455,110     455,565
                                                                                                                    -----------
                                                                                                                      1,202,910
                                                                                                                    -----------
Diversified Financial Services -- 2.9%
  EVO Payments International LLC............... 1st Lien   B2     B     5.05    1 ML+3.25% 12/22/2023     1,780,421   1,791,549
  Financial & Risk US Holdings, Inc............ BTL-B      B2     B     5.05    3 ME+3.25% 10/01/2025 EUR    99,000     111,760
  Financial & Risk US Holdings, Inc............ BTL-B      B2     B     5.05    1 ML+3.25% 10/01/2025       564,300     568,768
  Millennium Trust Company, LLC................ BTL-B      B2     B     6.80    1 ML+5.00% 03/27/2026       421,812     413,376
  MPH Acquisition Holdings LLC................. BTL-B      B1     B+    4.69    3 ML+2.75% 06/07/2023     1,061,068   1,044,709
  NAB Holdings LLC............................. BTL        B2     B     4.94    3 ML+3.00% 07/01/2024       498,787     498,787
  Nets Holding AS(11).......................... BTL-B      B1     B     3.25    3 ME+3.25% 02/06/2025 EUR   798,159     890,679

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019 -- (continued)

                                                            Ratings/(1)/
                                                            ------------
                                                                                                             Principal
                                                                         Interest   Reference     Maturity   Amount**/
           Industry Description                   Type      Moody's S&P    Rate       Rate       Date/(2)/    Shares
-------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services (continued)
  Trans Union LLC........................... BTL-B5          Ba2    BB+    3.55%    1 ML+1.75%   11/16/2026      709,671



Diversified Telecommunication Services -- 2.7%
  Altice France SA.......................... BTL-B12          B2     B     5.43     1 ML+3.69%   01/31/2026    1,000,373
  Centurylink Escrow LLC.................... BTL-B           Ba3    BBB-   4.55     1 ML+2.75%   01/31/2025      642,679
  MTN Infrastructure TopCo, Inc............. BTL-B            B2     B     4.80     1 ML+3.00%   11/15/2024    1,492,713
  Telenet Bidco NV.......................... BTL-AN          Ba3    BB-    3.99     1 ML+2.25%   08/15/2026    1,020,000
  Zacapa SARL............................... BTL              B2     B-    6.94     3 ML+5.00%   07/02/2025      528,313
  Zayo Group LLC............................ BTL             Ba2     BB    4.05     1 ML+2.25%   01/19/2024      906,388



Electric Utilities -- 0.2%
  Pike Corp................................. BTL-B            NR     B     5.05     1 ML+3.25%   07/24/2026      428,678

Entertainment -- 2.1%
  Crown Finance US, Inc.(11)................ BTL              NR    BB-    2.38     1 ME+2.38%   02/28/2025 EUR  132,742
  Crown Finance US, Inc..................... BTL              B1    BB-    4.05     1 ML+2.25%   02/28/2025      588,276
  Delta 2 (Lux) SARL........................ BTL-B            B2     B+    4.30     1 ML+2.50%   02/01/2024    1,750,951
  NAI Entertainment Holdings LLC............ BTL-B            B1     BB    4.30     1 ML+2.50%   05/08/2025      474,000
  Nascar Holdings, Inc...................... BTL-B           Ba2     BB    4.49     3 ML+2.75%   10/19/2026      245,894
  UFC Holdings LLC.......................... BTL              B2     B     5.50     1 ML+3.25%   04/29/2026      457,048
  William Morris Endeavor Entertainment
   LLC...................................... BTL-B1           B2     B     4.55     1 ML+2.75%   05/18/2025      327,872
  William Morris Endeavor Entertainment
   LLC...................................... BTL-B1           B2     B     4.68     3 ML+2.75%   05/18/2025      245,098



Electronic Equipment, Instruments & Components -- 0.7%
  APX Group, Inc............................ BTL-B            B2     B-    6.84     2 ML+5.00%   04/01/2024      638,571
  APX Group, Inc............................ BTL-B            B2     B-    8.75   USFRBPLR+4.00% 04/01/2024          699
  Avantor, Inc.............................. 1st Lien        Ba2     B+    4.80     1 ML+3.00%   11/21/2024      173,369
  Lifescan Global Corporation............... BTL-B            B2     B     8.06     6 ML+6.00%   10/01/2024      697,500



Energy Equipment & Services -- 0.4%
  Paragon Offshore, Ltd.+(5)................ Escrow Holding   NR     NR    6.00                  07/18/2021        4,516
  Philadelphia Energy Solutions LLC+(5)(13). BTL-C            NR     NR    6.99     3 ML+0.50%   12/31/2022      794,253
  Seadrill Partners Finco LLC............... BTL-B           Caa2   CCC    7.94     3 ML+6.00%   02/21/2021      877,378



Food & Staples Retailing -- 0.7%
  U.S. Foods, Inc........................... BTL-B           Ba3    BB+    3.55     1 ML+1.75%   06/27/2023      974,906
  U.S. Foods, Inc........................... BTL-B           Ba3    BB+    3.80     1 ML+2.00%   09/13/2026      538,650



Food Products -- 1.6%
  Atkins Nutritionals, Inc.................. BTL-B            B1     B+    5.73     3 ML+3.75%   07/07/2024      475,000
  Bellring Brands LLC....................... BTL-B            B2     B+    6.80     1 ML+5.00%   10/21/2024      165,000
  B&G Foods, Inc............................ BTL-B           Ba2     BB    4.30     1 ML+2.50%   10/10/2026      354,112
  CHG PPC Parent LLC........................ BTL-B            B2     B     4.55     1 ML+2.75%   03/31/2025      423,550
  Hostess Brands LLC........................ BTL              B1    BB-    4.05     1 ML+2.25%   08/03/2025      232,466
  Hostess Brands LLC........................ BTL              B1    BB-    4.18     3 ML+2.25%   08/03/2025      522,220
  Hostess Brands LLC........................ BTL              B1    BB-     TBD                  08/03/2025      299,250
  Pinnacle Operating Corp.(10).............. BTL             Caa3    NR    9.05     1 ML+5.50%   11/15/2021      771,370



Gas Utilities -- 0.5%
  UGI Energy Services LLC................... BTL-B           Ba3     NR    5.55     1 ML+3.75%   08/13/2026    1,073,977




                                               Value
           Industry Description               (Note 2)
-------------------------------------------------------
Diversified Financial Services (continued)
  Trans Union LLC........................... $  712,221
                                             ----------
                                              6,031,849
                                             ----------
Diversified Telecommunication Services -- 2.7%
  Altice France SA..........................  1,000,373
  Centurylink Escrow LLC....................    644,731
  MTN Infrastructure TopCo, Inc.............  1,491,313
  Telenet Bidco NV..........................  1,025,418
  Zacapa SARL...............................    532,275
  Zayo Group LLC............................    908,402
                                             ----------
                                              5,602,512
                                             ----------
Electric Utilities -- 0.2%
  Pike Corp.................................    430,821
                                             ----------
Entertainment -- 2.1%
  Crown Finance US, Inc.(11)................    149,046
  Crown Finance US, Inc.....................    586,969
  Delta 2 (Lux) SARL........................  1,756,970
  NAI Entertainment Holdings LLC............    473,111
  Nascar Holdings, Inc......................    248,314
  UFC Holdings LLC..........................    459,676
  William Morris Endeavor Entertainment
   LLC......................................    326,151
  William Morris Endeavor Entertainment
   LLC......................................    243,811
                                             ----------
                                              4,244,048
                                             ----------
Electronic Equipment, Instruments & Components -- 0.7%
  APX Group, Inc............................    638,837
  APX Group, Inc............................        699
  Avantor, Inc..............................    174,019
  Lifescan Global Corporation...............    662,407
                                             ----------
                                              1,475,962
                                             ----------
Energy Equipment & Services -- 0.4%
  Paragon Offshore, Ltd.+(5)................          0
  Philadelphia Energy Solutions LLC+(5)(13).    293,874
  Seadrill Partners Finco LLC...............    435,033
                                             ----------
                                                728,907
                                             ----------
Food & Staples Retailing -- 0.7%
  U.S. Foods, Inc...........................    977,169
  U.S. Foods, Inc...........................    540,486
                                             ----------
                                              1,517,655
                                             ----------
Food Products -- 1.6%
  Atkins Nutritionals, Inc..................    478,563
  Bellring Brands LLC.......................    166,650
  B&G Foods, Inc............................    356,621
  CHG PPC Parent LLC........................    424,079
  Hostess Brands LLC........................    232,922
  Hostess Brands LLC........................    523,246
  Hostess Brands LLC........................    299,838
  Pinnacle Operating Corp.(10)..............    759,800
                                             ----------
                                              3,241,719
                                             ----------
Gas Utilities -- 0.5%
  UGI Energy Services LLC...................  1,078,004
                                             ----------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019 -- (continued)

                                                      Ratings/(1)/
                                                      ------------
                                                                                                        Principal
                                                                   Interest    Reference     Maturity   Amount**/     Value
         Industry Description                Type     Moody's S&P    Rate        Rate       Date/(2)/    Shares      (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 0.3%
  Agiliti Health, Inc................... BTL-B          B1     B+    4.75%     1 ML+3.00%   01/04/2026      461,512 $   463,820
  CPI Holdco LLC........................ BTL            B2     B     6.19      3 ML+4.25%   11/04/2026      180,000     180,450
                                                                                                                    -----------
                                                                                                                        644,270
                                                                                                                    -----------
Health Care Providers & Services -- 4.7%
  Air Medical Group Holdings, Inc....... BTL-B1         B1     B     5.04      1 ML+3.25%   04/28/2022      244,221     238,268
  Catalent Pharma Solutions, Inc........ BTL-B2        Ba3     BB    4.05      1 ML+2.25%   05/18/2026      580,612     582,548
  Change Healthcare Holdings, Inc....... BTL-B          B1     B+    4.30      1 ML+2.50%   03/01/2024      937,142     939,680
  Dental Corp. Perfect Smile ULC........ 1st Lien       B2     B-    5.55      1 ML+3.75%   06/06/2025      501,868     498,522
  DuPage Medical Group, Ltd............. 1st Lien       B1     B     4.55      1 ML+2.75%   08/15/2024      609,324     606,277
  DuPage Medical Group, Ltd............. 2nd Lien      Caa1   CCC+   8.80      1 ML+7.00%   08/15/2025      623,968     608,369
  Envision Healthcare Corp.............. 1st Lien       B2     B     5.55      1 ML+3.75%   10/10/2025      356,384     302,926
  Gentiva Health Services, Inc.......... BTL-B          B1     B     5.56      1 ML+3.75%   07/02/2025      995,821   1,000,177
  Healogics, Inc........................ 1st Lien      Caa2   CCC-   6.15      3 ML+4.25%   07/01/2021      957,640     693,890
  MED ParentCo LP....................... 1st Lien       B2     B     6.05      1 ML+4.25%   08/31/2026      651,669     651,669
  MED ParentCo LP(6).................... Delayed Draw   B2     B   0.50-6.06   1 ML+4.25%   08/31/2026      163,045     163,045
  NVA Holdings, Inc..................... BTL-B3         B2     B     6.50    USFRBPLR+1.75% 02/02/2025      700,161     699,177
  NVA Holdings, Inc..................... BTL-B4         B2     B     7.25    USFRBPLR+2.50% 02/02/2025      636,800     635,208
  Pharmaceutical Product Development,
   Inc.................................. BTL-B         Ba3     B     4.30      1 ML+2.50%   08/18/2022      784,799     788,286
  Sound Inpatient Physicians............ 1st Lien      Ba3     B     4.55      1 ML+2.75%   06/27/2025      567,119     568,537
  Surgery Center Holdings, Inc.......... 1st Lien       B1     B-    5.05      1 ML+3.25%   09/02/2024      789,405     785,458
                                                                                                                    -----------
                                                                                                                      9,762,037
                                                                                                                    -----------
Hotels, Restaurants & Leisure -- 7.8%
  8th Avenue Food & Provisions, Inc..... 1st Lien       B2     B-    5.49      1 ML+3.75%   10/01/2025      420,750     422,065
  8th Avenue Food & Provisions, Inc..... 2nd Lien      Caa1   CCC    9.49      1 ML+7.75%   10/01/2026      270,000     264,600
  Aramark Services, Inc................. BTL-B1        Ba1    BBB-   3.55      1 ML+1.75%   03/11/2025      596,904     598,769
  Aramark Services, Inc................. BTL-B4        Ba1    BBB-    TBD                   01/15/2027      380,000     381,663
  Boyd Gaming Corp...................... BTL-B3        Ba2     BB    3.85      1 WL+2.25%   09/15/2023      647,596     651,368
  Caesars Entertainment Operating Co.,
   Inc.................................. BTL-B          B1     BB    3.80      1 ML+2.00%   10/07/2024    1,579,874   1,588,761
  Caesars Resort Collection LLC......... BTL-B         Ba3     BB    4.55      1 ML+2.75%   12/23/2024    2,888,538   2,889,742
  Carrols Restaurant Group, Inc......... BTL-B          B2     B     5.05      1 ML+3.25%   04/30/2026      636,800     626,452
  CityCenter Holdings LLC............... BTL-B          B1    BB-    4.05      1 ML+2.25%   04/18/2024    1,475,854   1,480,851
  Eldorado Resorts LLC.................. BTL-B         Ba1     BB    4.00      3 ML+2.25%   04/17/2024      145,701     145,564
  Eldorado Resorts LLC.................. BTL-B         Ba1     BB    4.06      1 ML+2.25%   04/17/2024      446,303     445,884
  Four Seasons Holdings, Inc............ 1st Lien      Ba3    BB+    3.80      1 ML+2.00%   11/30/2023      601,400     605,242
  Golden Entertainment, Inc............. 1st Lien       B1     B+    4.80      1 ML+3.00%   10/21/2024    1,905,875   1,910,640
  Hilton Worldwide Finance LLC.......... BTL-B2        Baa3   BBB-   3.54      1 ML+1.75%   06/22/2026      591,190     594,824
  IRB Holding Corp...................... BTL-B          B2     B+    5.22      3 ML+3.25%   02/05/2025      380,163     381,747
  Penn National Gaming, Inc............. BTL-B         Ba2     BB    4.05      1 ML+2.25%   10/15/2025      697,950     700,327
  Playtika Holding Corp................. BTL-B          B1     B+     TBD                   12/10/2024    1,045,000   1,054,928
  Scientific Games International, Inc... BTL-B5         B1     B+    4.55      1 ML+2.75%   08/14/2024      573,706     574,628
  Station Casinos, Inc.................. BTL-B         Ba3    BB-    4.30      1 ML+2.50%   06/08/2023      680,942     683,185
                                                                                                                    -----------
                                                                                                                     16,001,240
                                                                                                                    -----------
Household Durables -- 0.2%
  Installed Building Products, Inc...... BTL-B         Ba3    BB+     TBD                   04/15/2025      500,000     500,470
                                                                                                                    -----------
Household Products -- 0.8%
  Diamond (BC) BV(11)................... BTL            B1     B-    3.25      3 ME+3.25%   09/06/2024 EUR  205,800     225,710
  Diamond (BC) BV....................... BTL            B1     B-    4.93      3 ML+3.00%   09/06/2024      896,700     877,645
  Energizer Holdings, Inc............... BTL-B         Ba1    BB+    4.00      1 ML+2.25%   12/17/2025      201,300     202,115
  Prestige Brands, Inc.................. BTL-B4        Ba3     BB    3.80      1 ML+2.00%   01/26/2024      242,619     244,059
                                                                                                                    -----------
                                                                                                                      1,549,529
                                                                                                                    -----------
Industrial Conglomerates -- 0.3%
  Ameriforge Group, Inc................. BTL            NR     NR    8.94      3 ML+7.00%   06/08/2022      105,390     104,599

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019 -- (continued)

                                                  Ratings/(1)/
                                                  ------------
                                                                                                    Principal
                                                               Interest   Reference     Maturity    Amount**/     Value
         Industry Description              Type   Moody's S&P    Rate       Rate       Date/(2)/     Shares      (Note 2)
--------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates (continued)
  UTEX Industries, Inc.................. 1st Lien  Caa1   CCC    5.80%    1 ML+4.00%   05/22/2021       674,202 $  490,482
                                                                                                                ----------
                                                                                                                   595,081
                                                                                                                ----------
Insurance -- 3.6%
  Asurion LLC........................... BTL-B4    Ba3     B+    4.80     1 ML+3.00%   08/04/2022       765,571    769,590
  Asurion LLC........................... BTL-B6    Ba3     B+    4.80     1 ML+3.00%   11/03/2023       835,782    840,309
  Asurion LLC........................... BTL-B7    Ba3     B+    4.80     1 ML+3.00%   11/03/2024       507,225    509,656
  Asurion LLC........................... 2nd Lien   B3     B     8.30     1 ML+6.50%   08/04/2025     1,480,000  1,496,650
  Compass Investments, Inc.............. BTL-B      B2     B     4.94     3 ML+3.00%   05/16/2024     1,076,793  1,075,447
  Hub International, Ltd................ BTL-B      B2     B     4.69     3 ML+2.75%   04/25/2025       970,225    968,861
  Sedgwick Claims Management Services,
   Inc.................................. BTL-B      B2     B     5.05     1 ML+3.25%   12/31/2025     1,538,141  1,538,141
  Sedgwick Claims Management Services,
   Inc.................................. BTL-B      B2     B     5.80     1 ML+4.00%   09/03/2026       164,175    165,324
                                                                                                                ----------
                                                                                                                 7,363,978
                                                                                                                ----------
Interactive Media & Services -- 0.2%
  Go Daddy Operating Co. LLC............ BTL-B1    Ba1     BB    3.55     1 ML+1.75%   02/15/2024       498,488    500,980
                                                                                                                ----------
Internet & Direct Marketing Retail -- 0.8%
  Rodan & Fields, LLC................... BTL-B      B2     B-    5.74     1 ML+4.00%   06/16/2025       357,536    210,946
  Rodan & Fields, LLC................... BTL-B      B2     B-    7.75   USFRBPLR+3.00% 06/16/2025           907        535
  Shutterfly, Inc....................... BTL-B      B1     B     7.80     1 ML+6.00%   09/25/2026        74,194     69,371
  Shutterfly, Inc....................... BTL-B      B1     B     7.94     3 ML+6.00%   09/25/2026       500,806    468,254
  Terrier Media Buyer, Inc.............. BTL-B     Ba3    BB-     TBD                  12/17/2026       920,000    928,434
                                                                                                                ----------
                                                                                                                 1,677,540
                                                                                                                ----------
IT Services -- 3.5%
  Blackhawk Network Holdings, Inc....... 1st Lien   B1     B     4.80     1 ML+3.00%   06/15/2025     1,582,510  1,582,016
  CCC Information Services, Inc......... 1st Lien   B2     B     4.55     1 ML+2.75%   04/29/2024       643,500    644,534
  EVERTEC Group LLC..................... BTL-B      B2     B+    5.30     1 ML+3.50%   11/27/2024       514,513    515,478
  Tempo Acquisition LLC................. BTL-B      B1     B     4.45     1 ML+2.75%   05/01/2024     1,116,615  1,122,198
  Web.com Group, Inc.................... 1st Lien   B2     B+    5.49     3 ML+3.75%   10/10/2025       463,425    461,687
  Web.com Group, Inc.................... BTL-B2    Caa2   CCC+   9.49     3 ML+7.75%   10/11/2026       633,015    607,167
  WEX, Inc.............................. BTL-B3    Ba2    BB-    4.05     1 ML+2.25%   05/15/2026     1,568,752  1,577,576
  Xerox Business Services LLC........... BTL-B     Ba3    BB+    4.30     1 ML+2.50%   12/07/2023       634,275    630,839
                                                                                                                ----------
                                                                                                                 7,141,495
                                                                                                                ----------
Leisure Products -- 0.5%
  Hayward Industries, Inc............... 1st Lien   B3     B     5.30     1 ML+3.50%   08/05/2024       389,782    386,371
  SRAM LLC.............................. BTL-B      B1    BB-    4.55     1 ML+2.75%   03/15/2024       604,064    607,840
  SRAM LLC.............................. BTL-B      B1    BB-    6.50   USFRBPLR+1.75% 03/15/2024        13,019     13,100
                                                                                                                ----------
                                                                                                                 1,007,311
                                                                                                                ----------
Life Sciences Tools & Services -- 0.5%
  PAREXEL International Corp............ BTL-B      B2     B-    4.55     1 ML+2.75%   09/27/2024       482,544    472,169
  Syneos Health, Inc.................... BTL-B     Ba3     BB    3.80     1 ML+2.00%   08/01/2024       552,656    553,578
                                                                                                                ----------
                                                                                                                 1,025,747
                                                                                                                ----------
Machinery -- 3.3%
  Altra Industrial Motion Corp.......... BTL-B     Ba2    BB-    3.80     1 ML+2.00%   10/01/2025       489,307    490,326
  Brookfield WEC Holdings, Inc.......... 1st Lien   B2     B     5.30     1 ML+3.50%   08/01/2025       502,160    504,880
  CIRCOR International, Inc............. 1st Lien   B1     B     5.24     1 ML+3.50%   12/11/2024       494,537    497,318
  Columbus McKinnon Corp................ BTL-B     Ba2    BB-    4.45     3 ML+2.50%   01/31/2024       478,978    479,577
  Gardner Denver, Inc.(11).............. BTL-B     Ba2    BB+    3.00     1 ME+3.00%   07/30/2024 EUR 1,027,352  1,161,024
  Gardner Denver, Inc................... BTL-B     Ba2    BB+    4.55     1 ML+2.75%   07/30/2024       594,905    598,251
  Navistar International Corp........... BTL-B     Ba2    BB-    5.24     1 ML+3.50%   11/06/2024       543,637    541,599
  NN, Inc............................... BTL        B3     B      TBD                  10/19/2022       573,556    562,084
  Pro Mach Group, Inc................... BTL-B      B2     B-    4.54     1 ML+2.75%   03/07/2025       408,720    404,122

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019 -- (continued)

                                                        Ratings/(1)/
                                                        ------------
                                                                                                      Principal
                                                                     Interest  Reference   Maturity   Amount**/     Value
            Industry Description                 Type   Moody's S&P    Rate      Rate     Date/(2)/    Shares      (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
Machinery (continued)
  Utility One Source LP....................... BTL-B      B2     B     7.30%  1 ML+5.50%  04/18/2023      508,865 $   511,409
  WireCo WorldGroup, Inc...................... 1st Lien   B3     B+    6.80   1 ML+5.00%  09/30/2023      604,687     572,941
  Zodiac Pool Solutions LLC................... BTL       Ba3     BB    4.05   1 ML+2.25%  07/02/2025      433,400     435,025
                                                                                                                  -----------
                                                                                                                    6,758,556
                                                                                                                  -----------
Media -- 6.4%
  Advantage Sales & Marketing LLC............. 1st Lien   B2     B-    5.05   1 ML+3.25%  07/23/2021      479,790     461,798
  Advantage Sales & Marketing LLC............. 2nd Lien  Caa2   CCC    8.30   1 ML+6.50%  07/25/2022      500,000     441,072
  Altice Financing SA......................... 1st Lien   B2     B+    4.51   1 ML+2.75%  01/31/2026      498,109     494,995
  Charter Communications Operating LLC........ BTL-B2    Ba1    BBB-   3.55   1 ML+1.75%  02/01/2027      650,680     654,340
  Clear Channel Outdoor Holdings, Inc......... BTL-B      B1     B+    5.30   1 ML+3.50%  08/21/2026      987,525     992,155
  CSC Holdings, Inc........................... BTL-B     Ba3     BB    3.99   1 ML+2.25%  07/17/2025      497,859     497,735
  CSC Holdings, Inc........................... BTL-B5    Ba3     BB    4.24   1 ML+2.50%  04/15/2027    1,481,250   1,486,805
  E.W. Scripps Co............................. BTL-B2    Ba2    BB-    4.30   1 ML+2.50%  05/01/2026      635,208     636,955
  Gray Television, Inc........................ BTL-C     Ba2     BB    4.20   1 ML+2.50%  01/02/2026    1,482,627   1,488,557
  Houghton Mifflin Harcourt Publishing
   Company.................................... BTL-B      B3     B      TBD               11/22/2024      500,000     495,625
  ION Media Networks, Inc..................... BTL-B      B1    BB-    4.81   1 ML+3.00%  12/18/2024    1,547,167   1,550,068
  Liberty Latin America, Ltd.................. BTL-B      B1     B+    6.74   1 ML+5.00%  10/22/2026      295,000     298,319
  NEP Group, Inc.............................. 1st Lien   B2     B+    5.05   1 ML+3.25%  10/20/2025      198,000     193,793
  NEP Group, Inc.............................. 2nd Lien  Caa2   CCC+   8.80   1 ML+7.00%  10/19/2026      595,000     538,475
  Nexstar Broadcasting, Inc................... BTL-B4    Ba3     BB    4.45   1 ML+2.75%  09/18/2026    1,345,000   1,350,977
  Sinclair Television Group, Inc.............. BTL-B     Ba2    BB+    4.24   1 ML+2.50%  09/30/2026      641,250     642,853
  Univision Communications, Inc............... BTL-C5     B2     B     4.55   1 ML+2.75%  03/15/2024      502,380     495,024
  Ziggo Secured Finance Partnership........... BTL-E      B1     B+    4.24   1 ML+2.50%  04/15/2025      500,000     500,000
                                                                                                                  -----------
                                                                                                                   13,219,546
                                                                                                                  -----------
Metals & Mining -- 0.5%
  American Rock Salt Co. LLC.................. 1st Lien   B2     B     5.55   3 ML+3.75%  03/21/2025    1,003,194   1,000,686
                                                                                                                  -----------
Multiline Retail -- 0.1%
  Neiman Marcus Group Ltd. LLC................ BTL       Caa2   CCC+   7.71   1 ML+6.00%  10/25/2023      303,558     247,704
                                                                                                                  -----------
Oil, Gas & Consumable Fuels -- 2.2%
  BCP Renaissance Parent LLC.................. BTL-B      B1     B+    5.35   2 ML+3.50%  10/31/2024      491,443     435,910
  California Resources Corp................... 2nd Lien  Caa1    B     12.18  1 ML+10.38% 12/31/2021      500,000     372,500
  Foresight Energy LLC........................ 1st Lien  Caa1   CCC    7.66   3 ML+5.75%  03/28/2022    1,234,656     528,433
  Medallion Midland Acquisition LLC........... 1st Lien   B2     B+    5.05   1 ML+3.25%  10/30/2024      703,677     696,640
  Oryx Midstream Services LLC................. BTL-B      B2     B     5.80   1 ML+4.00%  05/22/2026      815,900     805,191
  Power Buyer LLC............................. 1st Lien   B3     B-    5.19   3 ML+3.25%  03/06/2025    1,007,203     896,411
  Power Buyer LLC............................. 2nd Lien  Caa2   CCC    9.19   3 ML+7.25%  03/06/2026      585,000     409,500
  Traverse Midstream Partners LLC............. BTL-B      B2     B+    5.80   1 ML+4.00%  09/27/2024      490,887     440,571
                                                                                                                  -----------
                                                                                                                    4,585,156
                                                                                                                  -----------
Personal Products -- 1.5%
  Coty, Inc.(11).............................. BTL-B     Ba3    BB-    2.50   1 ME+2.50%  04/07/2025 EUR  812,625     898,608
  Coty, Inc................................... BTL-B     Ba3    BB-    3.96   1 ML+2.25%  04/07/2025      562,469     548,759
  Revlon Consumer Products Corp............... BTL-B      B3    CCC+   5.41   3 ML+3.50%  09/07/2023      765,023     583,808
  Sunshine Luxembourg VII SARL................ BTL-B1     B2     B     6.19   3 ML+4.25%  10/01/2026    1,000,000   1,008,393
                                                                                                                  -----------
                                                                                                                    3,039,568
                                                                                                                  -----------
Pharmaceuticals -- 1.5%
  Endo Luxembourg Finance Co. I SARL.......... BTL-B      B1     B+    6.06   1 ML+4.25%  04/29/2024      503,388     477,140
  Valeant Pharmaceuticals International, Inc.. BTL-B     Ba2     BB    4.49   1 ML+2.75%  11/27/2025    1,338,750   1,346,113
  Valeant Pharmaceuticals International, Inc.. BTL-B     Ba2     BB    4.74   1 ML+3.00%  06/02/2025    1,087,116   1,093,062
                                                                                                                  -----------
                                                                                                                    2,916,315
                                                                                                                  -----------
Professional Services -- 1.7%
  AlixPartners LLP(11)........................ BTL        B2     NR    3.25   3 ME+3.25%  04/04/2024 EUR  248,125     279,713
  AlixPartners LLP............................ BTL-B      B2     B+    4.55   1 ML+2.75%  04/04/2024    1,493,733   1,500,668

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019 -- (continued)

                                                         Ratings/(1)/
                                                         ------------
                                                                                                        Principal
                                                                      Interest  Reference   Maturity    Amount**/     Value
            Industry Description                  Type   Moody's S&P    Rate      Rate     Date/(2)/     Shares      (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
Professional Services (continued)
  Dun & Bradstreet Corporation................. BTL        B2     B-    6.79%   1 ML+5.00% 02/06/2026     1,385,000 $ 1,394,234
  Team Health Holdings, Inc.................... 1st Lien   B2     B-    4.55    1 ML+2.75% 02/06/2024       485,628     390,758
                                                                                                                    -----------
                                                                                                                      3,565,373
                                                                                                                    -----------
Real Estate Investment Trusts -- 0.9%
  MGM Growth Properties Operating Partnership
   LP.......................................... BTL-B     Ba3    BB+    3.80    1 ML+2.00% 03/21/2025       380,392     381,683
  VICI Properties 1 LLC........................ BTL       Ba3    BBB-   3.79    1 ML+2.00% 12/20/2024     1,453,864   1,459,316
                                                                                                                    -----------
                                                                                                                      1,840,999
                                                                                                                    -----------
Road & Rail -- 1.2%
  Fly Funding II SARL.......................... BTL-B      NR    BBB-   3.65    3 ML+1.75% 08/09/2025     1,068,052   1,069,387
  Genesee & Wyoming, Inc....................... BTL       Ba2    BB+     TBD               12/30/2026       500,000     504,375
  Savage Enterprises LLC....................... BTL-B      B1     B+    5.74    1 ML+4.00% 08/01/2025       908,851     919,075
                                                                                                                    -----------
                                                                                                                      2,492,837
                                                                                                                    -----------
Semiconductors & Semiconductor Equipment -- 1.0%
  Cabot Microelectronics Corp.................. BTL-B1    Ba2    BB+    3.81    1 ML+2.00% 11/17/2025       470,454     471,630
  Entegris, Inc................................ BTL-B     Baa3   BBB-   3.80    1 ML+2.00% 11/06/2025       990,000     994,125
  Microchip Technology, Inc.................... BTL-B     Baa3   BB+    3.80    1 ML+2.00% 05/29/2025       563,394     567,619
                                                                                                                    -----------
                                                                                                                      2,033,374
                                                                                                                    -----------
Software -- 6.6%
  Almonde, Inc................................. 1st Lien   B2     B-    5.70    2 ML+3.50% 06/13/2024        99,877      99,087
  Almonde, Inc................................. 1st Lien   B2     B-    5.70    6 ML+3.50% 06/13/2024       647,030     641,907
  Almonde, Inc................................. 2nd Lien  Caa2   CCC    9.45    6 ML+7.25% 06/13/2025       230,000     224,250
  Ceridian HCM Holding, Inc.................... BTL-B      B2     B     4.80    1 ML+3.00% 04/30/2025       577,850     580,980
  Dcert Buyer, Inc............................. BTL-B      B2     B-    5.80    1 ML+4.00% 10/16/2026       500,000     500,625
  Emerald Topco, Inc........................... BTL        B2     B     5.30    1 ML+3.50% 07/24/2026       443,887     445,996
  Epicore Software Co.......................... 1st Lien   B2     B-    5.05    1 ML+3.25% 06/01/2022     1,093,634   1,098,931
  Hyland Software, Inc......................... 1st Lien   B1     B-    5.30    1 ML+3.50% 07/01/2024       967,356     972,192
  Hyland Software, Inc......................... 2nd Lien  Caa1   CCC    8.80    1 ML+7.00% 07/07/2025       535,000     541,242
  IQVIA, Inc.(11).............................. BTL-B2    Ba1    BBB-   2.00    3 ME+2.00% 06/11/2025 EUR 1,167,225   1,313,458
  Infor US, Inc................................ BTL-B6    Ba3     B     4.69    3 ML+2.75% 02/01/2022       675,698     678,232
  MA FinanceCo. LLC............................ BTL-B3     B1    BB-    4.30    1 ML+2.50% 06/21/2024       123,320     123,436
  McAfee LLC................................... BTL-B1     B2     B     5.55    1 ML+3.75% 09/30/2024       183,606     184,340
  Quest Software US Holdings, Inc.............. 1st Lien   B2     B+    6.18    3 ML+4.25% 05/16/2025       506,175     500,480
  RP Crown Parent LLC.......................... BTL-B      B1     B     4.55    1 ML+2.75% 10/12/2023       763,557     766,102
  Seattle Spinco, Inc.......................... BTL-B3     B1    BB-    4.30    1 ML+2.50% 06/21/2024       832,815     833,596
  SS&C Technologies, Inc....................... BTL-B3    Ba2    BB+    4.05    1 ML+2.25% 04/16/2025       534,210     537,466
  SS&C Technologies, Inc....................... BTL-B4    Ba2    BB+    4.05    1 ML+2.25% 04/16/2025       370,394     372,651
  SS&C Technologies, Inc....................... BTL-B5    Ba2    BB+    4.05    1 ML+2.25% 04/16/2025     1,362,562   1,371,078
  Ultimate Software Group, Inc................. BTL-B      B2     B     5.55    1 ML+3.75% 05/04/2026       678,300     681,409
  Zelis Payments Buyer, Inc.................... BTL-B      B2     B     6.55    1 ML+4.75% 09/30/2026     1,000,000   1,003,333
                                                                                                                    -----------
                                                                                                                     13,470,791
                                                                                                                    -----------
Specialty Retail -- 2.2%
  At Home Holding III, Inc..................... BTL       Caa1    B     5.43    3 ML+3.50% 06/03/2022       671,458     567,382
  Bass Pro Group LLC........................... BTL-B      B1     B+    6.80    1 ML+5.00% 09/25/2024     1,184,489   1,178,567
  Foundation Building Materials Holding Co.
   LLC......................................... BTL-B      B2    BB-    4.80    1 ML+3.00% 08/13/2025       495,000     496,547
  J. Crew Group, Inc........................... BTL-B     Caa2    CC    4.80    1 ML+3.00% 03/05/2021       388,913     351,772
  J. Crew Group, Inc........................... BTL-B     Caa2    CC  4.93-4.96 3 ML+3.00% 03/05/2021       320,873     290,230
  PetSmart, Inc................................ BTL-B2     B2     B     5.74    1 ML+4.00% 03/11/2022       553,647     547,495
  SRS Distribution, Inc........................ BTL-B      B3     B      TBD               05/23/2025       355,000     353,669
  Staples, Inc................................. BTL-B      B1     B+    6.69    1 ML+5.00% 04/16/2026       654,206     641,531
                                                                                                                    -----------
                                                                                                                      4,427,193
                                                                                                                    -----------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019 -- (continued)

                                                                     Ratings/(1)/
                                                                     ------------
                                                                                                                 Principal
                                                                                  Interest Reference   Maturity  Amount**/
             Industry Description                       Type         Moody's S&P    Rate     Rate     Date/(2)/   Shares
---------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.6%
  ASP Unifrax Holdings, Inc..................... BTL-B1                B3     B-   5.69%   3 ML+3.75% 12/12/2025   990,316
  ASP Unifrax Holdings, Inc..................... BTL-B2               Caa2   CCC+  10.39   3 ML+8.50% 12/14/2026   375,000



Trading Companies & Distributors -- 2.1%
  ABC Supply Co., Inc........................... BTL-B                 B1    BB+    3.80   1 ML+2.00% 01/15/2027   997,500
  Beacon Roofing Supply, Inc.................... BTL-B                 B1     BB    4.05   1 ML+2.25% 01/02/2025   442,125
  HD Supply, Inc................................ BTL-B5               Ba1    BBB-   3.55   1 ML+1.75% 10/17/2023 1,063,020
  HD Supply Waterworks, Ltd..................... BTL-B                 B2     B+    4.44   1 ML+2.75% 08/01/2024   269,559
  HD Supply Waterworks, Ltd..................... BTL-B                 B2     B+    4.66   3 ML+2.75% 08/01/2024   173,381
  Resideo Funding, Inc.......................... BTL-B                Ba2    BBB-   4.20   3 ML+2.25% 10/24/2025   301,950
  Sage Borrowco LLC............................. BTL-B                 B2     B     6.55   1 ML+4.75% 06/20/2026   477,351
  Univar USA, Inc............................... BTL-B3               Ba3    BB+    4.05   1 ML+2.25% 07/01/2024   470,139
  Univar USA, Inc............................... BTL-B5               Ba3    BB+    TBD               07/01/2026   170,000



Transportation Infrastructure -- 0.4%
  DAE Aviation Holdings, Inc.................... BTL-B1                B2     B     5.94   3 ML+4.00% 04/06/2026   520,686
  Dynasty Acquisition Co., Inc.................. BTL-B2                B2     B     5.94   3 ML+4.00% 04/04/2026   279,939



Wireless Telecommunication Services -- 1.4%
  Sprint Communications, Inc.................... BTL-B                Ba2    BB-    4.31   1 ML+2.50% 02/02/2024 2,191,827
  Sprint Communications, Inc.................... BTL-B                Ba2    BB-    4.81   1 ML+3.00% 02/02/2024   608,850



  Total Loans (cost $184,718,151)...............

U.S. CORPORATE BONDS & NOTES -- 4.8%
Aerospace & Defense -- 0.2%
  SSL Robotics LLC*............................. Senior Sec. Notes     B2     B     9.75              12/31/2023   300,000

Building Products -- 0.1%
  Advanced Drainage Systems, Inc.*.............. Company Guar. Notes   B1     B     5.00              09/30/2027   220,000

Construction & Engineering -- 0.2%
  Brand Energy & Infrastructure Services, Inc.*. Senior Notes         Caa2   CCC    8.50              07/15/2025   500,000

Containers & Packaging -- 0.6%
  Reynolds Group Issuer, Inc. FRS*.............. Senior Sec. Notes     B1     B+    5.50   3 ML+3.50% 07/15/2021 1,245,000

Electronic Equipment, Instruments & Components -- 0.5%
  APX Group, Inc................................ Company Guar. Notes  Caa2   CCC    8.75              12/01/2020 1,000,000

Food Products -- 0.1%
  Darling Ingredients, Inc.*.................... Company Guar. Notes  Ba3    BB+    5.25              04/15/2027   130,000

Health Care Providers & Services -- 0.2%
  Centene Corp.*................................ Senior Notes         Ba1    BBB-   4.63              12/15/2029   465,000

Hotels, Restaurants & Leisure -- 0.2%
  Boyd Gaming Corp.*............................ Company Guar. Notes   B3     B+    4.75              12/01/2027   400,000

Insurance -- 0.4%
  Acrisure LLC / Acrisure Finance, Inc.*........ Senior Sec. Notes     B2     B     8.13              02/15/2024   670,000

Media -- 0.2%
  Houghton Mifflin Harcourt Publishers, Inc.*... Senior Sec. Notes     B3     B     9.00              02/15/2025   500,000

Multi Utilities -- 0.0%
  Texas Competitive Electric Holdings Co. LLC*.. Escrow Notes          NR     NR    6.25              10/01/2020 4,174,956

Oil, Gas & Consumable Fuels -- 0.3%
  Chesapeake Energy Corp.*...................... Sec. Notes           Caa2    B-   11.50              01/01/2025   310,000
  Foresight Energy/Finance*..................... Sec. Notes           Caa3    D    11.50              04/01/2023   715,000



                                                    Value
             Industry Description                  (Note 2)
-------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.6%
  ASP Unifrax Holdings, Inc..................... $    892,935
  ASP Unifrax Holdings, Inc.....................      320,625
                                                 ------------
                                                    1,213,560
                                                 ------------
Trading Companies & Distributors -- 2.1%
  ABC Supply Co., Inc...........................      999,994
  Beacon Roofing Supply, Inc....................      443,691
  HD Supply, Inc................................    1,069,319
  HD Supply Waterworks, Ltd.....................      268,773
  HD Supply Waterworks, Ltd.....................      172,875
  Resideo Funding, Inc..........................      299,308
  Sage Borrowco LLC.............................      480,334
  Univar USA, Inc...............................      471,902
  Univar USA, Inc...............................      170,425
                                                 ------------
                                                    4,376,621
                                                 ------------
Transportation Infrastructure -- 0.4%
  DAE Aviation Holdings, Inc....................      524,220
  Dynasty Acquisition Co., Inc..................      281,839
                                                 ------------
                                                      806,059
                                                 ------------
Wireless Telecommunication Services -- 1.4%
  Sprint Communications, Inc....................    2,171,965
  Sprint Communications, Inc....................      606,567
                                                 ------------
                                                    2,778,532
                                                 ------------
  Total Loans (cost $184,718,151)...............  181,457,389
                                                 ------------
U.S. CORPORATE BONDS & NOTES -- 4.8%
Aerospace & Defense -- 0.2%
  SSL Robotics LLC*.............................      326,250
                                                 ------------
Building Products -- 0.1%
  Advanced Drainage Systems, Inc.*..............      226,875
                                                 ------------
Construction & Engineering -- 0.2%
  Brand Energy & Infrastructure Services, Inc.*.      512,500
                                                 ------------
Containers & Packaging -- 0.6%
  Reynolds Group Issuer, Inc. FRS*..............    1,246,556
                                                 ------------
Electronic Equipment, Instruments & Components -- 0.5%
  APX Group, Inc................................    1,000,000
                                                 ------------
Food Products -- 0.1%
  Darling Ingredients, Inc.*....................      138,288
                                                 ------------
Health Care Providers & Services -- 0.2%
  Centene Corp.*................................      488,878
                                                 ------------
Hotels, Restaurants & Leisure -- 0.2%
  Boyd Gaming Corp.*............................      415,500
                                                 ------------
Insurance -- 0.4%
  Acrisure LLC / Acrisure Finance, Inc.*........      728,625
                                                 ------------
Media -- 0.2%
  Houghton Mifflin Harcourt Publishers, Inc.*...      512,500
                                                 ------------
Multi Utilities -- 0.0%
  Texas Competitive Electric Holdings Co. LLC*..        6,262
                                                 ------------
Oil, Gas & Consumable Fuels -- 0.3%
  Chesapeake Energy Corp.*......................      292,950
  Foresight Energy/Finance*.....................       25,025

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019 -- (continued)

                                                                               Ratings/(1)/
                                                                               ------------
                                                                                                                Principal
                                                                                            Interest  Maturity  Amount**/
                  Industry Description                            Type         Moody's S&P    Rate   Date/(2)/   Shares
--------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels (continued)
  Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.*....... Company Guar. Notes  Caa2   CCC    8.75%  04/15/2023   775,000



Personal Products -- 0.1%
  Revlon Consumer Products Corp........................... Company Guar. Notes  Caa3   CCC    6.25   08/01/2024   505,000

Software -- 0.8%
  SS&C Technologies, Inc.*................................ Company Guar. Notes   B2     B+    5.50   09/30/2027 1,500,000

Specialty Retail -- 0.5%
  Lithia Motors, Inc.*.................................... Company Guar. Notes  Ba2     BB    4.63   12/15/2027   715,000
  PetSmart, Inc.*......................................... Senior Sec. Notes     B2     B     5.88   06/01/2025   209,000



Trading Companies & Distributors -- 0.4%
  Beacon Roofing Supply, Inc.*............................ Company Guar. Notes   B3     B-    4.88   11/01/2025   500,000
  Performance Food Group, Inc.*........................... Senior Notes          B1     B+    5.50   10/15/2027   315,000



  Total U.S. Corporate Bonds & Notes (cost $11,129,758)...

FOREIGN CORPORATE BONDS & NOTES -- 2.8%
Auto Components -- 0.3%
  Panther BF Aggregator 2 LP*............................. Company Guar. Notes   B3     B     8.50   05/15/2027   560,000

Consumer Finance -- 0.4%
  Avolon Holdings Funding Ltd.*........................... Company Guar. Notes  Baa3   BBB-   3.63   05/01/2022   750,000

Containers & Packaging -- 0.7%
  ARD Finance SA*......................................... Senior Sec. Notes    Caa2    B-    5.00   06/30/2027   890,000
  Ardagh Packaging Finance PLC*........................... Senior Sec. Notes    Ba3     BB    4.13   08/15/2026   390,000



Hotels, Restaurants & Leisure -- 0.2%
  1011778 BC ULC / New Red Finance, Inc.*................. Senior Sec. Notes    Ba2    BB+    3.88   01/15/2028   375,000

Metals & Mining -- 0.2%
  Costellium NV*.......................................... Company Guar. Notes   B2     B     6.63   03/01/2025   405,000

Paper & Forest Products -- 0.2%
  Norbord, Inc.*.......................................... Senior Sec. Notes    Ba1    BB+    5.75   07/15/2027   485,000

Pharmaceuticals -- 0.8%
  Bausch Health Cos, Inc.*................................ Company Guar. Notes   B3     B     5.00   01/30/2028   485,000
  Endo, Ltd./Endo Finance LLC*............................ Company Guar. Notes  Caa2   CCC+   6.00   07/15/2023   250,000
  Valeant Pharmaceuticals*................................ Senior Sec. Notes    Ba2     BB    7.00   03/15/2024   630,000
  Valeant Pharmaceuticals*................................ Company Guar. Notes   B3     B     9.00   12/15/2025   385,000



  Total Foreign Corporate Bonds & Notes (cost $5,695,695).

COMMON STOCKS -- 0.5%
Energy Equipment & Services -- 0.0%
  Paragon Offshore, Litigation Trust, Class A+(7).........                                                          1,242
  Paragon Offshore, Litigation Trust, Class B+(7).........                                                            621
  Philadelphia Energy Solutions LLC, Class A+(7)..........                                                         35,161



Industrial Conglomerates -- 0.3%
  AFG Holdings, Inc.+(7)..................................                                                         14,309

Oil, Gas & Consumable Fuels -- 0.2%
  Ascent Resources Marcellus LLC, Class A+(5)(7)..........                                                        187,384



                                                             Value
                  Industry Description                      (Note 2)
---------------------------------------------------------------------
Oil, Gas & Consumable Fuels (continued)
  Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.*....... $  379,750
                                                           ----------
                                                              697,725
                                                           ----------
Personal Products -- 0.1%
  Revlon Consumer Products Corp...........................    239,875
                                                           ----------
Software -- 0.8%
  SS&C Technologies, Inc.*................................  1,601,250
                                                           ----------
Specialty Retail -- 0.5%
  Lithia Motors, Inc.*....................................    734,920
  PetSmart, Inc.*.........................................    212,919
                                                           ----------
                                                              947,839
                                                           ----------
Trading Companies & Distributors -- 0.4%
  Beacon Roofing Supply, Inc.*............................    502,500
  Performance Food Group, Inc.*...........................    336,656
                                                           ----------
                                                              839,156
                                                           ----------
  Total U.S. Corporate Bonds & Notes (cost $11,129,758)...  9,928,079
                                                           ----------
FOREIGN CORPORATE BONDS & NOTES -- 2.8%
Auto Components -- 0.3%
  Panther BF Aggregator 2 LP*.............................    595,000
                                                           ----------
Consumer Finance -- 0.4%
  Avolon Holdings Funding Ltd.*...........................    768,450
                                                           ----------
Containers & Packaging -- 0.7%
  ARD Finance SA*.........................................  1,006,100
  Ardagh Packaging Finance PLC*...........................    399,750
                                                           ----------
                                                            1,405,850
                                                           ----------
Hotels, Restaurants & Leisure -- 0.2%
  1011778 BC ULC / New Red Finance, Inc.*.................    375,938
                                                           ----------
Metals & Mining -- 0.2%
  Costellium NV*..........................................    420,228
                                                           ----------
Paper & Forest Products -- 0.2%
  Norbord, Inc.*..........................................    503,188
                                                           ----------
Pharmaceuticals -- 0.8%
  Bausch Health Cos, Inc.*................................    497,799
  Endo, Ltd./Endo Finance LLC*............................    180,625
  Valeant Pharmaceuticals*................................    655,199
  Valeant Pharmaceuticals*................................    437,822
                                                           ----------
                                                            1,771,445
                                                           ----------
  Total Foreign Corporate Bonds & Notes (cost $5,695,695).  5,840,099
                                                           ----------
COMMON STOCKS -- 0.5%
Energy Equipment & Services -- 0.0%
  Paragon Offshore, Litigation Trust, Class A+(7).........        248
  Paragon Offshore, Litigation Trust, Class B+(7).........      9,211
  Philadelphia Energy Solutions LLC, Class A+(7)..........      4,395
                                                           ----------
                                                               13,854
                                                           ----------
Industrial Conglomerates -- 0.3%
  AFG Holdings, Inc.+(7)..................................    736,914
                                                           ----------
Oil, Gas & Consumable Fuels -- 0.2%
  Ascent Resources Marcellus LLC, Class A+(5)(7)..........    305,436

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019 -- (continued)

                                                                 Principal
                                                                 Amount**/     Value
Industry Description                                              Shares      (Note 2)
-----------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels (continued)
  TE Holdcorp LLC, Class A+(5)(7)..............................    44,278   $          0
                                                                            ------------
                                                                                 305,436
                                                                            ------------
  Total Common Stocks (cost $3,313,313)..................................      1,056,204
                                                                            ------------
WARRANTS -- 0.0%
Oil, Gas & Consumable Fuels -- 0.0%
  Ascent Resources Marcellus LLC+(5)(7)
   Expires 03/30/2023
   (strike price $6.15)
   (cost $4,625)...............................................    48,515          1,455
                                                                            ------------
  Total Long-Term Investment Securities (cost $204,861,542)..............    198,283,226
                                                                            ------------
SHORT-TERM INVESTMENT SECURITIES -- 2.5%
Registered Investment Companies -- 2.5%
  State Street Institutional Liquid Reserves Fund,
   Administration Class 1.48%(8)
   (cost $5,103,446)........................................... 5,102,935      5,103,446
                                                                            ------------
REPURCHASE AGREEMENTS -- 2.6%
  Bank of America Securities LLC Joint Repurchase Agreement(9). 1,080,000      1,080,000
  Barclays Capital, Inc. Joint Repurchase Agreement(9).........   980,000        980,000
  BNP Paribas SA Joint Repurchase Agreement(9).................   980,000        980,000
  Deutsche Bank AG Joint Repurchase Agreement(9)............... 1,180,000      1,180,000
  RBS Securities, Inc. Joint Repurchase Agreement(9)........... 1,080,000      1,080,000
                                                                            ------------
  Total Repurchase Agreements (cost $5,300,000)..........................      5,300,000
                                                                            ------------
TOTAL INVESTMENTS
  (cost $215,264,988)(12)......................................     101.5%   208,686,672
Liabilities in excess of other assets..........................      (1.5)%   (3,063,811)
                                                                ---------   ------------
NET ASSETS.....................................................     100.0%  $205,622,861
                                                                =========   ============

--------
BTL Bank Term Loan
EUR Euro Currency
NR  Security is not rated
FRS--FloatingRate Security
The rates shown on FRS are the current interest rates as of December 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.
TBD--Seniorloan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $14,528,303, representing 7.1% of net assets.
**  Denominated in United States Dollars unless otherwise noted.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of December 31, 2019. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 58 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Security classified as Level 3 (see Note 2).
(6) All or a portion of this holding is subject to unfunded loan commitments (see Note 10).
(7) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019 -- (continued)

    investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Fund held the following restricted securities:

                                              Acquisition         Acquisition            Value Per % of Net
Description                                      Date     Shares     Cost       Value      Share    Assets
-----------                                   ----------- ------- ----------- ---------- --------- --------
Common Stocks
-------------
 AFG Holdings, Inc........................... 01/22/2013   14,309 $  911,111  $  736,914  $51.50     0.36%
 Ascent Resources Marcellus LLC, Class A..... 03/30/2018  187,384    567,151     305,436    1.63     0.15
 Paragon Offshore Litigation Trust, Class A.. 07/11/2014    1,242        704         248    0.20     0.00
 Paragon Offshore Litigation Trust, Class B.. 10/21/2014      621     10,557       9,211   14.83     0.00
 Philadelphia Energy Solutions LLC, Class A.. 04/04/2018   35,161    185,574       4,395    0.12     0.00
 TE Holdcorp LLC, Class A.................... 11/21/2013   44,278  1,638,216           0    0.00     0.00
Warrants
--------
 Ascent Resources Marcellus LLC.............. 03/30/2018   48,515      4,625       1,455    0.03     0.00
                                                                              ----------             ----
                                                                              $1,057,659             0.51%
                                                                              ==========             ====

(8) The rate shown is the 7-day yield as of December 31, 2019.
(9) See Note 2 for details of the Joint Repurchase Agreement.
(10)"Payment-in-Kind" (PIK) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 7.30%. The security is also currently paying interest in the form of additional loans at 1.75%.
(11)The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.
(12)See Note 6 for cost of investments on a tax basis.
(13)Security in default of interest.

Index Legend

1 ME--1 Month Euribor
1 ML--1 Month USD LIBOR
1 WL--1 Week USD LIBOR
2 ML--2 Month USD LIBOR
3 ME--3 Month Euribor
3 ML--3 Month USD LIBOR
6 ML--6 Month USD LIBOR
USFRBPLR--US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts
----------------------------------
                                     Contract to    In Exchange    Delivery   Unrealized   Unrealized
Counterparty                           Deliver          For          Date    Appreciation Depreciation
------------                        -------------- -------------- ---------- ------------ ------------
        Bank of Montreal........... EUR  1,009,000 USD  1,121,963 01/31/2020   $    --      $(11,801)
                                    USD    976,296 EUR    878,000 01/31/2020    10,269            --
                                                                               -------      --------
                                                                                10,269       (11,801)
                                                                               -------      --------
        Citibank N.A............... EUR 11,353,745 USD 12,671,404 01/31/2020        --       (86,243)
                                    USD    976,426 EUR    874,890 01/31/2020     6,646            --
                                                                               -------      --------
                                                                                 6,646       (86,243)
                                                                               -------      --------
        UBS AG..................... USD    149,577 EUR    134,492 01/31/2020     1,545            --
                                                                               -------      --------
Net Unrealized Appreciation (Depreciation)............                         $18,460      $(98,044)
                                                                               =======      ========

--------
EUR--EuroCurrency
USD--UnitedStates Dollar

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2019 -- (continued)


The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2019 (see Note 2):

                                    Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                        Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                    --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Loans:
  Energy Equipment & Services......      $       --         $    435,033           $293,874        $    728,907
  Other Industries.................              --          180,728,482                 --         180,728,482
U.S. Corporate Bonds & Notes.......              --            9,928,079                 --           9,928,079
Foreign Corporate Bonds & Notes....              --            5,840,099                 --           5,840,099
Common Stocks:
  Oil, Gas & Consumable Fuels......              --                   --            305,436             305,436
  Other Industries.................              --              750,768                 --             750,768
Warrants...........................              --                   --              1,455               1,455
Short-Term Investment Securities...       5,103,446                   --                 --           5,103,446
Repurchase Agreements..............              --            5,300,000                 --           5,300,000
                                         ----------         ------------           --------        ------------
Total Investments at Value.........      $5,103,446         $202,982,461           $600,765        $208,686,672
                                         ==========         ============           ========        ============
Other Financial Instruments:@
Forward Foreign Currency Contracts.      $       --         $     18,460           $     --        $     18,460
                                         ==========         ============           ========        ============
LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts.      $       --         $     98,044           $     --        $     98,044
                                         ==========         ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
@ Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Corporation") is an open-end, diversified management investment company organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Corporation consists of one series -- AIG Senior Floating Rate Fund (the "Fund"). The Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"). The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

   The Fund offers three classes of shares: Class A, Class C and Class W. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within one year of purchase.

   Class C shares-- Offered at net asset value without an initial sales charge and may be subject to a CDSC on redemptions made within 12 months of purchase. Class C shares will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class W shares-- Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class W shares pay a service fee to the Fund's distributor for providing administrative and shareholder services.

   Indemnifications: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)

   investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of December 31, 2019, is reported on a schedule at the end of the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)

   one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior secured floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter ("OTC") market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)

   daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund's Portfolio of Investments.

   Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund's net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund's financial statements. The Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following tables represent the value of derivatives held as of December 31, 2019, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended December 31, 2019. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2019, please refer to the schedule at the end of the Fund's Portfolio of Investments.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)


               Asset Derivatives            Liability Derivatives
           -------------------------- -   --------------------------
                Forward Foreign                Forward Foreign
             Currency Contracts(1)          Currency Contracts(2)
           --------------------------     --------------------------
           Foreign Exchange Contracts     Foreign Exchange Contracts
           --------------------------     --------------------------
                    $18,460                        $98,044
                    =======                        =======

       Statement of Assets and Liabilities Location:
          (1)  Unrealized appreciation on forward foreign currency contracts
          (2)  Unrealized depreciation on forward foreign currency contracts

 Realized Gain (Loss) on       Change in Unrealized Appreciation (Depreciation)
Derivatives Recognized in                on Derivatives Recognized in
 Statement of Operations                   Statement of Operations
-------------------------- -   ------------------------------------------------
     Forward Foreign                           Forward Foreign
  Currency Contracts(1)                     Currency Contracts(2)
--------------------------     ------------------------------------------------
Foreign Exchange Contracts                Foreign Exchange Contracts
--------------------------     ------------------------------------------------
         $701,059                                 $(114,062)
         ========                                 ==========

       Statement of Operations Location:
          (1)  Net realized gain (loss) on forward contracts
          (2) Change in unrealized appreciation (depreciation) on forward contracts

   The following table represents the average monthly balances of derivatives held during the year ended December 31, 2019.

                  Average Amount Outstanding During the Period
                  --------------------------------------------
                         Foreign Exchange Contracts(1)
                  --------------------------------------------
                                  $12,536,236
                                  ===========

          --------
          (1)  Amounts represent notional amounts in US dollars.

   The following table sets forth the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of December 31, 2019. The repurchase agreements held by the Fund as of December 31, 2019, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Fund's holdings in repurchase agreements.

                                    Derivative Assets(1) Derivative Liabilities(1)
                                    -------------------- -------------------------
                                     Forward              Forward                       Net
                                     Foreign              Foreign                   Derivative    Collateral
                                    Currency             Currency                     Assets       Pledged/
Counterparty                        Contracts    Total   Contracts      Total      (Liabilities) (Received)(2) Net Amount(3)
------------                        ---------   -------  ---------       -------   ------------- ------------- -------------
Bank of Montreal...................  $10,269    $10,269   $11,801      $11,801       $ (1,532)       $ --        $ (1,532)
Citibank N.A.......................    6,646      6,646    86,243       86,243        (79,597)         --         (79,597)
UBS AG.............................    1,545      1,545        --           --          1,545          --           1,545
                                     -------    -------   -------        -------     --------        ----        --------
Total..............................  $18,460    $18,460   $98,044      $98,044       $(79,584)       $ --        $(79,584)
                                     =======    =======   =======        =======     ========        ====        ========

       -
       (1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
       (2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
       (3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   Repurchase Agreements: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)

   custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of December 31, 2019, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                               Percentage  Principal
                                               Ownership    Amount
                                               ---------- -----------
           AIG Senior Floating Rate Fund......    4.91%   $ 1,080,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated December 31, 2019, bearing interest at a rate of 1.54% per annum, with a principal amount of $22,000,000, a repurchase price of $22,001,882, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- ------------
U.S. Treasury Notes................   1.75%  07/15/2022   $ 22,357,000   $ 22,620,705

   As of December 31, 2019, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

                                                Percentage Principal
                                                Ownership   Amount
            -                                   ---------- ---------
            AIG Senior Floating Rate Fund......    4.90%   $ 980,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital, Inc., dated December 31, 2019, bearing interest at a rate of 1.55% per annum, with a principal amount of $20,000,000, a repurchase price of $20,001,722, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- ------------
U.S. Treasury Notes................   1.63%  12/31/2021   $ 20,375,000   $ 20,396,598

   As of December 31, 2019, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                                Percentage Principal
                                                Ownership   Amount
            -                                   ---------- ---------
            AIG Senior Floating Rate Fund......    4.90%   $ 980,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated December 31, 2019, bearing interest at a rate of 1.55% per annum, with a principal amount of $20,000,000, a repurchase price of $20,001,722, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- ------------
U.S. Treasury Notes................   2.25%  08/15/2027   $ 19,639,000   $ 20,390,472

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)


   As of December 31, 2019, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                               Percentage  Principal
                                               Ownership    Amount
                                               ---------- -----------
           AIG Senior Floating Rate Fund......    4.99%   $ 1,180,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated December 31, 2019, bearing interest at a rate of 1.54% per annum, with a principal amount of $23,640,000, a repurchase price of $23,642,023, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- ------------
U.S. Treasury Notes................   2.75%  07/31/2023   $ 22,983,000   $ 24,135,390

   As of December 31, 2019, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

                                               Percentage  Principal
                                               Ownership    Amount
                                               ---------- -----------
           AIG Senior Floating Rate Fund......    4.91%   $ 1,080,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   RBS Securities, Inc., dated December 31, 2019, bearing interest at a rate of 1.54% per annum, with a principal amount of $22,000,000, a repurchase price of $22,001,882, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- ------------
U.S. Treasury Notes................   2.00%  08/15/2025   $ 21,955,000   $ 22,433,886

   When-Issued Securities and Forward Commitments: The Fund may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, the Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Fund may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Loans: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees are accreted over the life of the loan. Fees in the

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)

   amount of $176,433 were recognized for the year ended December 31, 2019. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $81,889 for the year ended December 31, 2019, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018 or expected to be taken in the Fund's 2019 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

   Foreign Currency Translation: The books and records of the Fund is maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   LIBOR Risk: A fund's investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate ("LIBOR"), Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)

   continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

   In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund's performance and/or NAV.

   New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

   Effective January 1, 2019, the Fund is subject to ASU 2017-08, "Premium Amortization on Purchased Callable Debt Securities", which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount is not impacted. Adoption of the ASU had no material impact on the Fund.

Note 3. Capital Share Transactions

                                                                                    For the                   For the
                                                                                  year ended                year ended
                                                                               December 31, 2019         December 31, 2018
                                                                           ------------------------  ------------------------
                                                                             Shares       Amount       Shares       Amount
Class A                                                                    ----------  ------------  ----------  ------------
Shares sold...............................................................  2,840,820  $ 22,514,129   5,481,742  $ 44,300,731
Reinvested dividends......................................................    556,869     4,406,845     509,372     4,096,024
Shares redeemed........................................................... (6,221,145)  (49,205,810) (4,147,475)  (33,471,507)
                                                                           ----------  ------------  ----------  ------------
Net increase (decrease) in shares outstanding before automatic conversion. (2,823,456)  (22,284,836)  1,843,639    14,925,248
Shares issued/(reacquired) upon automatic conversion......................    122,660       972,358   1,400,892    11,357,027
                                                                           ----------  ------------  ----------  ------------
   Net increase (decrease)................................................ (2,700,796) $(21,312,478)  3,244,531  $ 26,282,275
                                                                           ==========  ============  ==========  ============

                                                                                    For the                   For the
                                                                                  year ended                year ended
                                                                               December 31, 2019         December 31, 2018
                                                                           ------------------------  ------------------------
                                                                             Shares       Amount       Shares       Amount
Class C                                                                    ----------  ------------  ----------  ------------
Shares sold...............................................................  1,009,419  $  7,996,848   2,003,292  $ 15,909,264
Reinvested dividends......................................................    392,439     3,104,263     427,597     3,440,328
Shares redeemed........................................................... (4,308,722)  (34,033,672) (5,490,815)  (44,322,304)
                                                                           ----------  ------------  ----------  ------------
Net increase (decrease) in shares outstanding before automatic conversion. (2,906,864)  (22,932,561) (3,059,926)  (24,972,712)
Shares issued/(reacquired) upon automatic conversion......................   (122,698)     (972,358) (1,402,611)  (11,357,027)
                                                                           ----------  ------------  ----------  ------------
   Net increase (decrease)................................................ (3,029,562) $(23,904,919) (4,462,537) $(36,329,739)
                                                                           ==========  ============  ==========  ============

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)


                                                        For the                   For the
                                                      year ended                year ended
                                                   December 31, 2019         December 31, 2018
                                               ------------------------  ------------------------
                                                 Shares       Amount       Shares       Amount
Class W                                        ----------  ------------  ----------  ------------
Shares sold...................................  4,824,111  $ 38,332,740   3,006,055  $ 24,317,429
Reinvested dividends..........................    235,531     1,868,579     110,289       885,761
Shares redeemed............................... (4,133,314)  (32,865,173) (1,851,429)  (14,958,054)
                                               ----------  ------------  ----------  ------------
Net increase (decrease) in shares outstanding.    926,328     7,336,146   1,264,915    10,245,136
                                               ==========  ============  ==========  ============

Note 4. Purchases and Sales of Securities

   During the year ended December 31, 2019, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns, were $76,123,227 and $111,433,538, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.63% on the first
   $2 billion of average daily net assets and 0.58% above $2 billion of average daily net assets. For the year ended December 31, 2019, SunAmerica waived $512,265 of investment advisory fees.

   Wellington Management Company LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement"), SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the year ended December 31, 2019, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class W shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature,

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)

   prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the year ended December 31, 2019, ACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Fund has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the year ended December 31, 2019, ACS earned fees as reflected in the Statement of Operations based on the aforementioned rate.

   For the year ended December 31, 2019, ACS received sales charges on Class A shares of $152,272, of which $60,634 was reallowed to affiliated broker-dealers and $63,866 to non-affiliated broker-dealers. In addition, ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the year ended December 31, 2019, ACS received contingent deferred sales charges of $6,394.

   The Fund has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS") an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2019, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

                                                         Payable at
                                             Expense  December 31, 2019
         -                                   -------- -----------------
         Class A............................ $237,030      $17,984
         Class C............................  190,603       13,798
         Class W............................   84,123        7,023

   Effective March 8, 2019, SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.02% for Class A, 1.42% for Class C and 0.82% for Class W of average daily net assets. Prior to March 8, 2019, SunAmerica contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.04% for Class A, 1.44% for Class C and 0.84% for Class W of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Fund's business. The expense reimbursements and fee waivers will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2019, SunAmerica waived fees and/or reimbursed expenses as follows: Class A $639,127, Class C $515,254 and Class W $240,438.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)


Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable and wash sales.

        Distributable Earnings                Tax Distributions                      Tax Distributions
----------------------------------------    -------------------------------------  -------------------------------------
 For the year ended December 31, 2019       For the year ended December 31, 2019   For the year ended December 31, 2018
----------------------------------------    -------------------------------------  -------------------------------------
          Long-term Gains/   Unrealized                          Long-term                              Long-term
Ordinary    Capital and     Appreciation/    Ordinary            Capital            Ordinary            Capital
Income     Other Losses     (Depreciation)    Income              Gains              Income              Gains
--------  ----------------  --------------      ------------     ---------             ------------     ---------
 $ --      $(26,719,069)    $(6,592,670)    $10,824,840            $ --            $10,140,060            $ --

   Capital Loss Carryforwards: At December 31, 2019 for Federal income tax purposes, the Fund has $26,183,559 of unlimited long-term capital losses and $535,510 of unlimited short-term capital losses.

   Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2019, the fund deferred $29,421 of late year ordinary losses, and $560,933 of post-October capital losses, consisting of $125,639 short-term gains and $686,572 of long-term losses.

   For the year ended December 31, 2019, reclassifications were made to decrease accumulated net realized gain (loss) by $500,862 and increase undistributed net investment income by $500,862. The reclassifications arising from book/tax differences were due primarily to the reclassification of foreign currency gains and losses.

   At December 31, 2019, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, repurchase agreements and derivatives, were as follows:

   Cost (tax basis)............................................ $215,279,407
                                                                ============
   Gross unrealized appreciation...............................    1,646,817
   Gross unrealized depreciation...............................   (8,239,552)
                                                                ------------
   Net unrealized depreciation................................. $ (6,592,735)
                                                                ============

Note 7. Line of Credit

   The Fund, along with certain other funds managed by the Adviser has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Fund's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

   For the year ended December 31, 2019, the Fund did not utilize the line of credit.

Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2019 -- (continued)

   An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2019, the Fund did not participate in this program.

Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

   At December 31, 2019, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                  Maturity    Principal
Borrower                                Type        Date       Amount    Value
--------                            ------------ ----------   --------- --------
MED ParentCo LP.................... Delayed Draw 08/31/2026   $128,341  $128,341

        SunAmerica Senior Floating Rate Fund, Inc.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Senior Floating Rate Fund, Inc. and Shareholders of the AIG Senior Floating Rate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AIG Senior Floating Rate Fund (the "Fund") as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
February 26, 2020

We have served as the auditor of one or more investment companies in the AIG Funds family of funds since 1984.

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2019 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex. Unless otherwise noted, the address of each Director and executive officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

                                                                                      Number of
                                                                                       Funds in
         Name           Position(s)                                                  Fund Complex
         and            Held With      Length of        Principal Occupation(s)      Overseen by
         Age              Trust      Time Served(1)       During Past 5 Years         Trustee(2)
----------------------- -----------  --------------  ------------------------------- ------------
Disinterested Trustees
Dr. Judith L. Craven     Trustee        2001-        Retired.                             73
Age: 74                                 present






Richard W. Grant         Trustee        2011-        Retired.                             24
Age: 74                  Chairman       present
                         of the
                         Board

Stephen J. Gutman        Trustee        2001-        Senior Vice President and            24
Age: 76                                 present      Associate Broker, The
                                                     Corcoran Group (real estate)
                                                     (2002 to present); President,
                                                     SJG Marketing, Inc. (2009 to
                                                     present).

Eileen A. Kamerick       Trustee        2018-        National Association of              24
Age: 61                                 present      Corporate Directors Board
                                                     Leadership Fellow and
                                                     financial expert; Adjunct
                                                     Professor of Law, University
                                                     of Chicago, Washington
                                                     University in St. Louis and
                                                     University of Iowa law schools
                                                     (2007 to Present); formerly,
                                                     Senior Advisor to the Chief
                                                     Executive Officer and
                                                     Executive Vice President and
                                                     Chief Financial Officer of
                                                     ConnectWise, Inc. (software
                                                     and services company) (2015
                                                     to 2016); Chief Financial
                                                     Officer, Press Ganey
                                                     Associates (health care
                                                     informatics company) (2012
                                                     to 2014).
Interested Trustee

Peter A. Harbeck(4)      Trustee        2001-        Retired June 2019; formerly          73
Age: 66                                 present      President, CEO (1997 to
                                                     2019), and Director (1992 to
                                                     2019), SunAmerica; Director,
                                                     AIG Capital Services, Inc.
                                                     ("ACS") (1993 to 2019);
                                                     Chairman, President and
                                                     CEO, Advisor Group, Inc.
                                                     (2004 to 2016).


         Name                Other Directorship(s)
         and                    Held by Trustee
         Age               During Past Five Years(3)
----------------------- ---------------------------------
Disinterested Trustees
Dr. Judith L. Craven    Director A.G. Belo Corp.
Age: 74                 (media company) (1992 to
                        2014); Director, Sysco Corp.
                        (food marketing and
                        distribution company) (1996
                        to 2017); Director, Luby's, Inc.
                        (1998 to present).

Richard W. Grant        None
Age: 74



Stephen J. Gutman       None
Age: 76





Eileen A. Kamerick      Hochschild Mining plc
Age: 61                 (precious metals company)
                        (2016 to Present); Associated
                        Banc-Corp (financial services
                        company) (2007 to Present);
                        Legg Mason Closed End
                        Funds (registered investment
                        companies) (2013 to
                        Present); Westell
                        Technologies, Inc.
                        (technology company) (2003
                        to 2016).








Interested Trustee

Peter A. Harbeck(4)     None
Age: 66







--------
(1) Trustees serve until their successors are duly elected and qualified.
(2) The term "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or any investment adviser that is an affiliate of the Adviser. The "Fund Complex" includes the Trust (1 fund), SunAmerica Money Market

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2019 -- (unaudited) (continued)

   Funds Inc. ("SAMMF") (1 fund), SunAmerica Equity Funds ("SAEF") (2 funds), SunAmerica Income Funds ("SAIF") (3 funds), SunAmerica Series, Inc. ("SA Series") (6 funds), Anchor Series Trust ("AST") (5 portfolios), SunAmerica Specialty Series (6 funds), SunAmerica Series Trust ("SAST")
   (60 portfolios), VALIC Company I ("VALIC I") (34 funds), VALIC Company II ("VALIC II") (15 funds), Seasons Series Trust ("SST") (19 portfolios).
(3) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(4) Mr. Harbeck is considered to be an Interested Trustee because he owns shares of American International Group, Inc., the ultimate parent of the Adviser. Until his retirement on June 28, 2019, he served as President, CEO and Director of SunAmerica and Director of ACS.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        Name
        and            Position(s)      Length of                           Principal Occupation(s)
        Age           Held with Trust  Time Served                            During Past 5 Years
--------------------- ---------------  ----------- ---------------------------------------------------------------------------
Officers

John T. Genoy         President          2007-     Chief Financial Officer, SunAmerica (2002 to present); Senior Vice
Age: 51                                  present   President, SunAmerica (2004 to present); Chief Operating Officer,
                                                   SunAmerica (2006 to present).

Sharon French         Executive          2019-     President and CEO of SunAmerica (since 2019); Vice President of AIG
Age: 54               Vice President     present   (since 2019); Executive Vice President and Head of Beta Solutions,
                                                   OppenheimerFunds (2016-2019); President, F-Squared Capital, LLC
                                                   (financial services) (2013-2015).

Gregory R. Kingston   Treasurer          2014-     Vice President, SunAmerica (2001 to present); Head of Mutual Fund
Age: 53                                  present   Administration, SunAmerica (2014 to present).
2919 Allen Parkway
Houston, Texas 77019

James Nichols         Vice President     2006-     Director, President and CEO, ACS (2006 to present); Senior Vice President,
Age: 53                                  present   SunAmerica (2002 to present).

Gregory N. Bressler   Secretary          2005-     Senior Vice President and General Counsel, SunAmerica (2005 to present).
Age: 53                                  present

Kathleen D. Fuentes   Chief Legal        2013-     Vice President and Deputy General Counsel, SunAmerica (2006 to present).
Age: 50               Officer and        present
                      Assistant
                      Secretary

Timothy P. Pettee     Vice President     2018 to   Chief Investment Officer, SunAmerica (2018 to Present); Lead Portfolio
Age: 60                                  Present   Manager-Rules Based Funds (2013 to Present); Chief Investment Officer
                                                   (2003 to 2013)

Shawn Parry           Vice President     2014-     Assistant Vice President, SunAmerica (2005 to 2014); Vice President,
Age: 47               and Assistant      present   SunAmerica (2014 to present).
2919 Allen Parkway    Treasurer
Houston, Texas 77019

Donna M. McManus      Vice President     2014-     Managing Director, BNY Mellon (2009-2014); Vice President, SunAmerica,
Age: 58               and Assistant      present   (2014 to present).
                      Treasurer

Christopher C. Joe    Chief              2017 to   Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series
Age: 50               Compliance         Present   Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II
2919 Allen Parkway    Officer                      (2017-Present); Chief Compliance Officer, VALIC Retirement Services
Houston, Texas 77019                               Company (2017-Present); Chief Compliance Officer, The Variable Annuity
                                                   Life Insurance Company (2017 to Present); Chief Compliance Officer,
                                                   Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco
                                                   Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco
                                                   Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC
                                                   (2014-2015).

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2019 -- (unaudited) (continued)


        Name
        and            Position(s)      Length of                           Principal Occupation(s)
        Age           Held with Trust  Time Served                           During Past 5 Years
--------------------- ---------------  ----------- --------------------------------------------------------------------------

Matthew J. Hackethal    Anti-Money       2006-     Acting Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons
Age: 48                 Laundering       present   Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC
                        ("AML")                    Company II (2016 to 2017); Chief Compliance Officer, SunAmerica (2006 to
                        Compliance                 Present); Chief Compliance Officer, The Variable Annuity Life Insurance
                        Officer                    Company (2016 to 2017); AML Compliance Officer, AIG Funds, Anchor Series
                                                   Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and
                                                   VALIC Company II (2006 to Present); and Vice President, SunAmerica (2011
                                                   to Present).

        SunAmerica Senior Floating Rate Fund, Inc.
        SHAREHOLDER TAX INFORMATION -- (unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2019. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to shareholders in early 2020.

During the year ended December 31, 2019, the Fund paid the following dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

                                               Net       Qualifying % for
                                            Long-Term     the Dividends
                                          Capital Gains Received Deduction
      -                                   ------------- ------------------
      Class A............................     $ --              --%
      Class C............................       --              --

For the year ended December 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, none may be considered qualified dividend income.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited)

As required by the Securities and Exchange Commission, the graph on the following pages compares the performance of a $10,000 investment in the Fund to a similar investment in the index. Please note that the term "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The graph presents the performance of Class C shares of the Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited) (continued)

The AIG Senior Floating Rate Fund (Class C) returned 7.08%, underperforming its benchmark, the S&P/LSTA Leveraged Loan Index (the "LLI"),* which returned 8.64% for the annual period ended December 31, 2019. The Fund also underperformed the Bloomberg Barclays U.S. Aggregate Bond Index,* a broad-based fixed income market index, which returned 8.72% for the same annual period.

In aggregate, industry allocation decisions detracted from the Fund's relative results. The Fund's overweight to the energy industry detracted most. Energy was the second-weakest industry within the LLI during the annual period. On the positive side, the Fund's overweight to the strongly performing gaming industry added value. The gaming industry benefited from favorable consumer demand amid low unemployment and positive consumer confidence as well as low expected supply growth, with no commercial casino projects currently available domestically.

Security selection overall contributed favorably to the Fund's results, driven primarily by strong selection within the financial institutions and technology industries. This was partially offset by weaker selection within the metals and mining and energy industries, which detracted. Within the energy industry, most of the Fund's exposures were to midstream and independent exploration and production issues that are less sensitive to oil prices than the oilfield services sub-industry. As oil prices rose during the annual period, this positioning dampened relative results.

Among individual loans, we found what we considered to be the best opportunities among higher quality, U.S.-focused issuers in less cyclical industries. The individual loans that contributed most positively to the Fund's absolute returns were those of coal producer Murray Energy, energy services company McDermott International and agricultural products and services provider Pinnacle Operating, the last of which is not a constituent of the LLI but outperformed the LLI during the annual period. Significant detractors from the Fund's returns included loans issued by coal miner Foresight Energy, oil refineries owner and operator Philadelphia Energy Solutions and oil and gas exploration and production services provider Vine Oil & Gas LP, the latter two of which are not constituents of the LLI and underperformed the LLI during the annual period. Compared to the LLI, as of the end of 2019, the Fund maintained an overweight position in loans rated BB, as we believed they offered the best risk/reward profiles.

--------
Past performance is no guarantee of future results.

* The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loans. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar-denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited) (continued)


Over the past ten years, $10,000 invested in the Senior Floating Rate Fund Class C shares would have increased to $14,832. The same amount invested in securities mirroring the performance of the S&P/LSTA Leveraged Loan Index and the Bloomberg Barclays U.S. Aggregate Bond Index would be valued at $16,300 and $14,445, respectively.

                                     [CHART]

              Senior Floating     S&P/LSTA Leveraged    Bloomberg Barclays U.S.
             Rate Fund Class C       Loan Index++       Aggregate Bond Index**
             -----------------   -------------------    ----------------------
12/31/2008        $10,000              $10,000                  $10,000
 1/31/2009         10,590               10,740                    9,912
 2/28/2009         10,503               10,824                    9,874
 3/31/2009         10,479               10,980                   10,012
 4/30/2009         11,765               11,935                   10,060
 5/31/2009         12,731               12,663                   10,132
 6/30/2009         13,558               13,218                   10,190
 7/31/2009         14,253               13,844                   10,354
 8/31/2009         14,668               14,158                   10,462
 9/30/2009         15,238               14,611                   10,572
10/31/2009         15,518               14,691                   10,624
11/30/2009         15,599               14,729                   10,761
12/31/2009         16,025               15,162                   10,593
 1/31/2010         16,470               15,472                   10,755
 2/28/2010         16,480               15,516                   10,795
 3/31/2010         16,863               15,865                   10,782
 4/30/2010         17,116               16,099                   10,894
 5/31/2010         16,752               15,736                   10,986
 6/30/2010         16,635               15,663                   11,158
 7/31/2010         16,858               15,903                   11,277
 8/31/2010         16,935               15,957                   11,422
 9/30/2010         17,144               16,181                   11,434
10/31/2010         17,377               16,435                   11,475
11/30/2010         17,439               16,493                   11,409
12/31/2010         17,630               16,698                   11,286
 1/31/2011         17,897               17,027                   11,299
 2/28/2011         18,034               17,106                   11,327
 3/31/2011         18,028               17,103                   11,334
 4/30/2011         18,108               17,212                   11,478
 5/31/2011         18,104               17,197                   11,627
 6/30/2011         18,032               17,133                   11,593
 7/31/2011         18,046               17,158                   11,777
 8/31/2011         17,167               16,403                   11,949
 9/30/2011         17,227               16,473                   12,036
10/31/2011         17,646               16,949                   12,049
11/30/2011         17,574               16,866                   12,039
12/31/2011         17,641               16,952                   12,171
 1/31/2012         17,947               17,322                   12,278
 2/29/2012         18,070               17,455                   12,275
 3/31/2012         18,204               17,589                   12,208
 4/30/2012         18,312               17,719                   12,343
 5/31/2012         18,200               17,600                   12,455
 6/30/2012         18,307               17,721                   12,460
 7/31/2012         18,482               17,926                   12,632
 8/31/2012         18,663               18,128                   12,640
 9/30/2012         18,862               18,329                   12,657
10/31/2012         18,885               18,387                   12,682
11/30/2012         18,949               18,444                   12,702
12/31/2012         19,087               18,589                   12,684
 1/31/2013         19,312               18,787                   12,595
 2/28/2013         19,325               18,826                   12,658
 3/31/2013         19,457               18,981                   12,669
 4/30/2013         19,632               19,094                   12,797
 5/31/2013         19,622               19,130                   12,568
 6/30/2013         19,495               19,017                   12,374
 7/31/2013         19,675               19,205                   12,391
 8/31/2013         19,666               19,198                   12,328
 9/30/2013         19,678               19,245                   12,444
10/31/2013         19,834               19,385                   12,545
11/30/2013         19,918               19,481                   12,498
12/31/2013         19,996               19,572                   12,427
 1/31/2014         20,123               19,700                   12,611
 2/28/2014         20,153               19,735                   12,678
 3/31/2014         20,212               19,806                   12,656
 4/30/2014         20,194               19,828                   12,763
 5/31/2014         20,250               19,965                   12,908
 6/30/2014         20,352               20,080                   12,915
 7/31/2014         20,314               20,074                   12,883
 8/31/2014         20,349               20,105                   13,025
 9/30/2014         20,209               19,985                   12,937
10/31/2014         20,244               20,037                   13,064
11/30/2014         20,306               20,137                   13,156
12/31/2014         20,000               19,884                   13,169
 1/31/2015         20,015               19,950                   13,445
 2/28/2015         20,326               20,231                   13,318
 3/31/2015         20,391               20,307                   13,380
 4/30/2015         20,579               20,493                   13,332
 5/31/2015         20,624               20,532                   13,300
 6/30/2015         20,513               20,446                   13,155
 7/31/2015         20,475               20,445                   13,247
 8/31/2015         20,289               20,302                   13,228
 9/30/2015         20,119               20,170                   13,317
10/31/2015         20,111               20,133                   13,319
11/30/2015         19,867               19,957                   13,284
12/31/2015         19,630               19,747                   13,241
 1/31/2016         19,462               19,618                   13,423
 2/29/2016         19,369               19,515                   13,519
 3/31/2016         19,928               20,053                   13,643
 4/30/2016         20,333               20,451                   13,695
 5/31/2016         20,529               20,633                   13,698
 6/30/2016         20,538               20,637                   13,945
 7/31/2016         20,812               20,933                   14,033
 8/31/2016         20,953               21,090                   14,017
 9/30/2016         21,120               21,272                   14,008
10/31/2016         21,265               21,448                   13,901
11/30/2016         21,295               21,504                   13,572
12/31/2016         21,546               21,753                   13,592
 1/31/2017         21,744               21,875                   13,618
 2/28/2017         21,858               21,984                   13,710
 3/31/2017         21,872               22,002                   13,703
 4/30/2017         21,908               22,098                   13,808
 5/31/2017         21,969               22,179                   13,915
 6/30/2017         21,950               22,169                   13,901
 7/31/2017         22,093               22,322                   13,960
 8/31/2017         22,015               22,312                   14,086
 9/30/2017         22,118               22,399                   14,019
10/31/2017         22,305               22,533                   14,027
11/30/2017         22,312               22,560                   14,009
12/31/2017         22,399               22,649                   14,073
 1/31/2018         22,571               22,867                   13,911
 2/28/2018         22,594               22,912                   13,779
 3/31/2018         22,621               22,977                   13,867
 4/30/2018         22,713               23,072                   13,764
 5/31/2018         22,708               23,111                   13,863
 6/30/2018         22,706               23,137                   13,845
 7/31/2018         22,874               23,308                   13,849
 8/31/2018         22,986               23,402                   13,938
 9/30/2018         23,124               23,563                   13,848
10/31/2018         23,070               23,555                   13,739
11/30/2018         22,810               23,343                   13,821
12/31/2018         22,197               22,749                   14,075



                       Class A            Class C            Class W
    Senior        ------------------ ------------------ ------------------
    Floating      Average            Average            Average
     Rate         Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund#        Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      3.46%     7.49%    6.08%     7.08%    7.70%     7.70%
--------------------------------------------------------------------------
5 Year Return      3.07%    20.82%    3.51%    18.85%      N/A       N/A
--------------------------------------------------------------------------
10 Year Return     3.93%    52.83%    4.02%    48.32%      N/A       N/A
--------------------------------------------------------------------------
Since Inception*   3.10%    55.68%    3.70%   117.00%    3.67%    10.22%
--------------------------------------------------------------------------

                     # For the purposes of the table, it has been assumed that the maximum sales charge of 3.75% with respect to Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable.
                     + Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
                     *  Inception date: Class A: 10/04/2006; Class C:
                        08/31/1998; Class W: 04/20/2017
                     ++ The S&P/LSTA Leveraged Loan Index (LLI) reflects the
                        market-weighted performance of U.S. dollar-denominated institutional leveraged loans. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments.
                     ** The Bloomberg Barclays U.S. Aggregate Bond Index
                        represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

                     Indices are not managed and an investor cannot invest directly into an index.

                     The Fund operated as a closed-end investment company with monthly repurchase offers until October 4, 2006, whereupon it converted to an open-end investment company. Information in the graph and table reflects performance of the Fund as a closed-end investment company through October 3, 2006, and the Fund may have performed differently if it were an open-end investment company prior to that date.

                     For the 12 month period ended December 31, 2019, the AIG Senior Floating Rate Class C returned 6.08% compared to 8.64% for the S&P/LSTA Leveraged Loan Index and 8.72% for the Bloomberg Barclays U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 3.75%; Contingent Deferred Sales Charge (CDSC): Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com

[LOGO]
AIG Funds
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors                  VOTING PROXIES ON FUND     DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven      PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 Richard W. Grant          A description of the       The Fund is required to
 Stephen J. Gutman         policies and proce-dures   file its com-plete
 Peter A. Harbeck          that the Fund uses to      schedule of portfolio
 Eileen A. Kamerick        determine how to vote      holdings with the U.S.
Officers                   proxies related to         Securities and Exchange
 John T. Genoy, President  securities held in the     Commission for the first
   and Chief Executive     Fund's portfolio, which    and third quarters of
   Officer                 is available in the        each fiscal year on
 James Nichols, Vice       Fund's Statement of        Form N-PORT. The Fund's
   President               Additional Information     Form N-PORT is available
 Sharon French, Executive  may be ob-tained without   on the U.S. Securities
   Vice President          charge upon request, by    and Exchange Commission's
 Timothy Pettee, Vice      calling (800) 858-8850.    website at
   President               This in-formation is also  http://www.sec.gov.
 Christopher C. Joe,       available from the EDGAR   PROXY VOTING RECORD ON
   Chief Compliance        database on the U.S.       FUND PORTFOLIO SECURITIES
   Officer                 Secu-rities and Exchange   Information regarding how
 Gregory N. Bressler,      Commission's website at    the Fund voted proxies
   Secretary               http://www.sec.gov.        relating to securities
 Gregory R. Kingston,      DELIVERY OF SHAREHOLDER    held in the Fund's
   Treasurer               DOCUMENTS                  portfolio during the most
 Kathleen Fuentes, Chief   The Fund has adopted a     recent twelve month
   Legal Officer and       policy that allows it to   period ended June 30 is
   Assistant Secretary     send only one copy of the  available, once filed
 Matthew J. Hackethal,     Fund's prospectus, proxy   with the U.S. Securities
   Anti-Money Laundering   material, annual report    and Exchange Commis-sion,
   Compliance Officer      and semi-annual report     without charge, upon
 Donna McManus, Vice       (the "shareholder          request, by calling
   President and           documents") to             (800) 858-8850 or on the
   Assistant Treasurer     shareholders with          U.S. Securities and
 Shawn Parry, Vice         multiple accounts          Exchange Commission's
   President and           residing at the same       website at
   Assistant Treasurer     "household." This          http://www.sec.gov.
Investment Adviser         practice is called         This report is submitted
 SunAmerica Asset          householding and reduces   solely for the general
   Management, LLC         Fund expenses, which       information of
 Harborside 5              benefits you and other     shareholders of the Fund.
 185 Hudson Street, Suite  shareholders. Unless the   Distribution of this
   3300                    Fund receives              report to persons other
 Jersey City, NJ 07311     instructions to the        than shareholders of the
Distributor                con-trary, you will only   Fund is authorized only
 AIG Capital Services,     receive one copy of the    in connection with a
   Inc.                    shareholder documents.     currently effective
 Harborside 5              The Fund will continue to  prospectus, setting forth
 185 Hudson Street, Suite  household the              details of the Fund,
   3300                    share-holder documents     which must precede or
 Jersey City, NJ 07311     indefinitely, until we     accompany this report.
Shareholder Servicing      are instructed otherwise.
Agent                      If you do not wish to
 AIG Fund Services, Inc.   participate in
 Harborside 5              house-holding, please
 185 Hudson Street, Suite  contact Shareholder
   3300                    Services at (800)
 Jersey City, NJ 07311     858-8850 ext. 6010 or
Transfer Agent             send a written request
 DST Asset Manager         with your name, the name
   Solutions, Inc.         of your fund(s) and your
 303 W 11th Street         account number(s) to AIG
 Kansas City, MO 64105     Funds, P.O. Box 219186,
Custodian                  Kansas City MO,
 State Street Bank and     64121-9186. We will
   Trust Company           resume individual
 One Lincoln St.           mailings for your account
 Boston, MA 02111          within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                   1   Go to www.aig.com/funds
                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside
5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.


[LOGO]

aig.com/funds

SFANN - 12/19

Item 2. Code of Ethics

     The SunAmerica Senior Floating Rate Fund, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the "Code"). During the fiscal year ended December 31, 2019, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant's Principal Executive and Principal Accounting Officers (the "Covered Officers"). During the fiscal year ended December 31, 2019, however, the Code has been amended to reflect changes to the titles of the Covered Officers.


Item 3. Audit Committee Financial Expert.

     The registrant's Board of Directors has determined that Eileen A. Kamerick, a Director of the registrant, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Kamerick is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                2018       2019
                              --------   --------
     (a) Audit Fees           $110,943   $114,272
     (b) Audit-Related Fees   $      0   $      0
     (c) Tax Fees             $ 14,067   $ 18,833
     (d) All Other Fees       $      0   $      0

     Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

     Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                               2018      2019
                              -------   -------
     (b) Audit-Related Fees   $     0   $     0
     (c) Tax Fees             $     0   $     0
     (d) All Other Fees       $36,429   $     0

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2018 and 2019 were $119,067 and $18,833, respectively.

     (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.


Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

         Not applicable.

Item 13. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

          (4) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 9, 2020


By: /s/ Gregory R. Kingston
    ------------------------------------
    Gregory R. Kingston
    Treasurer

Date: March 9, 2020